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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment  Company  Act  file
Number: 811-08495

                              GARTMORE MUTUAL FUNDS
               (Exact name of registrant as specified in charter)

                1200 RIVER ROAD, CONSHOHOCKEN, PENNSYLVANIA 19428
       (Address of principal executive offices)                (Zip code)

                            ELIZABETH A. DAVIN, ESQ.
                                NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
                     (Name and address of agent for service)
Registrant's  telephone  number,  including  area  code: (484) 530-1300

Date  of  fiscal  year  end: 6/30/03

Date  of  reporting  period: 6/30/03

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under  the  clearance  requirements  of  44  U.S.C.   3507.

ITEM  1.  REPORTS  TO  STOCKHOLDERS.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

GARTMORE  FUNDS

ANNUAL  REPORT
June 30, 2003

CONCEPT  SERIES
Gartmore  Long-Short  Equity  Plus  Fund

--------------------------------------------------------------------------------

GARTMORE  GLOBAL  INVESTMENTS

THE  NEXT  GENERATION  OF  ASSET  MANAGEMENT

At Gartmore Global Investments, we look beyond traditional approaches, offering sophisticated solutions designed not only to manage the heightened risks of today's markets but also to capitalize on them, delivering new sources of growth.

LEADING-EDGE  SKILLS  AND  RESOURCES

We are a global asset manager with nearly $70 billion1 under management and a professional staff on three continents. With our worldwide reach and deep experience in both alternative and traditional investments, we are uniquely positioned to pursue opportunities wherever they arise, in all market climates.

-    Alternative  investment  strategies:
     Solutions  for  every  need  and  market

     We offer a broadly diversified range of mutual funds, separate accounts and alternative investments, designed to help clients manage risk and make money, no matter which way markets move.

-    Time-tested  management  disciplines
     Helping  to  ensure  that  the  best  ideas  rise  to  the  top

     Our disciplined investment process ensures that our clients benefit from our best thinking-by putting ideas and people into creative conflict through systematic checks and balances.

-    Progressive  approaches:
     Building  portfolios  for  markets  that  don't  stand  still

     Our investment offerings are engineered to serve as building blocks within new asset allocation strategies adapted to today's market realities. We're committed to providing guidance and tools to help our clients incorporate these new approaches into their own investment strategies.

The following ten asset management affiliates of Nationwide do business under the trade name "Gartmore Group":

Gartmore  Capital  Management  Ltd3
Gartmore  Fund  Managers  Ltd3
Gartmore  Global  Partners2,3
Gartmore  Investment  Ltd3
Gartmore  Japan  Ltd3
Gartmore  Morley  Capital  Management,  Inc.2
Gartmore  Mutual  Fund  Capital  Trust2,4
NorthPointe  Capital  LLC2
Gartmore  SA  Capital  Trust2,4
Gartmore  Separate  Accounts,  LLC

Additional  information  can  be  found  online:
WWW.GARTMOREFUNDS.COM

1.   As  of  June  30,  2003.
2. These are SEC-registered investment advisers based in the United States. Collectively, these advisors manage $30.4 billion as of June 30, 2003.
3. These advisers are subsidiaries of Gartmore Investment Management plc, which ultimately reports to Nationwide. 4. Together, these advisers do business as Gartmore Global Investments.

Gartmore Global Investments is the investment adviser to Gartmore Funds. "Look Beyond." and the Family of Funds Diagram are service marks of Gartmore Global Investments, Inc. Nationwide is a registered service mark of Nationwide Mutual Insurance Company.

Northpointe Capital LLC is a federally registered service mark of Gartmore Global Investments, Inc.

Securities  offered  through  GARTMORE DISTRIBUTION SERVICES, INC., Member NASD.

--------------------------------------------------------------------------------

Look  BEYOND  with  Gartmore  Funds.

TAKING  DIVERSIFICATION  TO  THE  NEXT  LEVEL

-    CORE  Series
     Broad market portfolios featuring growth, value and blend styles as well as balanced and fixed income funds designed to form the foundation of an asset allocation program.

-    INTERNATIONAL  Series
     International growth and emerging markets portfolios designed to capture overseas investment opportunities.

-    SECTOR  Series
     Global sector portfolios focused on specific industries, including financial services, health sciences, technology and utilities.

-    LEADERSHIP  Series
     Concentrated stock portfolios specializing in major world markets that feature the best ideas of our global investment team.

-    CONCEPT  Series
     Opportunistic portfolios that can vary significantly in style, market cap, risk and asset class.

     CONTENTS

  2  GARTMORE LONG-SHORT EQUITY PLUS FUND
  4  STATEMENT OF INVESTMENTS
  7  STATEMENT OF SECURITIES SOLD SHORT
 10  STATEMENT OF ASSETS AND LIABILITIES
 11  STATEMENT OF OPERATIONS
 12  STATEMENT OF CHANGES IN NET ASSETS
 13  FINANCIAL HIGHLIGHTS
 14  NOTES TO FINANCIAL STATEMENTS
 21  REPORT OF INDEPENDENT AUDITORS
 22  SUPPLEMENTAL INFORMATION
 23  MANAGEMENT INFORMATION

--------------------------------------------------------------------------------

GARTMORE  LONG-SHORT  EQUITY  PLUS  FUND

Class  A  Shares  symbol:  MLSAX
Class  B  Shares  symbol:  MLSBX
Class  C  Shares  symbol:  MLSCX

HOW  DID  THE  FUND  PERFORM?

For the annual period ended June 30, 2003, the Fund's Class A shares returned 0.55% versus -0.26% for the Fund's benchmark, the S&P 500 Index. During this time, the Fund had two benchmarks. From June 30, 2002, through February 28,
2003, the Fund's benchmark was a blend of 50% Citigroup U.S. Domestic Three-Month Treasury Index and 50% MSCI All-Country World Free Index. Since March of 2003, the Fund's benchmark has been the S&P 500 Index. See additional information in the performance chart.

For broader comparison, the average return for this Fund's peer category (Large-Cap Core) for the annual period registered -1.94%, according to Lipper, an independent company that provides mutual fund data and analysis.

THIS  FUND  UNDERWENT  SEVERAL  CHANGES  DURING  THE  ANNUAL  PERIOD.

In the summer of 2002, the Board of Montgomery Fund Trustees approved the following actions to the Montgomery Global Long-Short Fund: the selection of a sub-adviser and changes to the Fund's objective, strategy and benchmark. Shareholders approved SSI Investment Management Inc. (SSI) as the Fund's sub-adviser in the fall of 2002. The implementation of these changes, however, was delayed by the sale of Montgomery Asset Management LLC.

Montgomery Partners Inc. continued to manage the Fund using the global long-short strategy until January 2003, when Gartmore Mutual Fund Capital Trust (GMFCT) became the Fund's investment adviser. GMFCT is a member of Gartmore Group, the global asset management arm of Nationwide . Gartmore Group encompasses a unified investment platform with 175 portfolio managers, analysts and traders supported by a professional staff of more than 700.

In March 2003, SSI assumed the daily investment management responsibilities of the Fund (then known as Montgomery Partners Long-Short Equity Plus Fund) and implemented the Fund's new strategy. The new process employs S&P 500 Index instruments to replicate exposure to the S&P 500 Index, along with active long-short positions to add excess return above the benchmark.

On June 23, 2003, the Fund was reorganized from the Montgomery Partners Long-Short Equity Plus Fund of Montgomery Funds II to become the Gartmore
Long-Short  Equity  Plus  Fund  of  Gartmore  Mutual  Funds.

WHAT  MARKET/ECONOMIC  AND  PORTFOLIO-SPECIFIC  FACTORS  AFFECTED  PERFORMANCE?

Given all the changes that have affected this Fund, we felt it would be beneficial to discuss the Fund's performance on a quarter-by-quarter basis rather than with an annual summation.

--------------------------------------------------------------------------------

                                                                       MSCI
                                                                       ALL-    CITIGROUP
                                            S&P                      COUNTRY    3-MONTH
                                            500          BLENDED      WORLD     TREASURY
Quarter        FUND          FUND          INDEX        BENCHMARK      FREE       BILL
Ended        STRATEGY    PERFORMANCE   PERFORMANCE*   PERFORMANCE*    INDEX      INDEX
-----------------------------------------------------------------------------------------
Sept. 30,  Global
2002. . .  long-short         -11.00%        -17.28%         -9.13%   -18.23%       0.43%
-----------------------------------------------------------------------------------------
Dec. 31,.  Global
2002. . .  long-short           2.58%          8.43%          4.17%     7.83%       0.39%
-----------------------------------------------------------------------------------------
March 31,  U.S.
2003. . .  long-short
           with
           S&P 500
           Index
           swap overlay        -3.80%         -3.15%         -2.36%    -4.98%       0.30%
-----------------------------------------------------------------------------------------
June 30,.  U.S.
2003. . .  long-short
           with
           S&P 500
           Index
           swap overlay        14.78%         15.39%          8.69%    17.48%       0.28%
-----------------------------------------------------------------------------------------


                                                                       MSCI
                                                                       ALL-    CITIGROUP
                                            S&P                      COUNTRY    3-MONTH
 1                                          500          BLENDED      WORLD     TREASURY
Year           FUND          FUND          INDEX        BENCHMARK      FREE       BILL
Ended        STRATEGY    PERFORMANCE   PERFORMANCE*   PERFORMANCE*    INDEX      INDEX
-----------------------------------------------------------------------------------------
June 30,.  U.S.
2003. . .  long-short
           with
           S&P 500
           Index
           swap overlay         0.55%         -0.26%          0.46%    -1.57%       1.41%
-----------------------------------------------------------------------------------------

* Note: Prior to March 2003, the Fund was formerly compared with a blend of 50% Morgan Stanley Capital International ("MSCI") All-Country World Free Index and 50% Citigroup U.S. Domestic Three-Month Treasury Index ("Citigroup") ("blended benchmark"). Both of these indexes measure the performance of a global portfolio. The new benchmark for the Fund is the S&P 500 Index, which covers 500 industrial, utility, transportation and financial companies of the U.S. markets. The Index does not incur expenses and cannot be purchased directly by investors. The S&P 500 Index is a more appropriate benchmark for the Fund, since the Fund will use equity swaps to more closely track the S&P 500 Index. Also, the Fund's investment process will maintain 80% of its assets inside the United States under normal conditions, making a global benchmark a poor comparison for the Fund's performance.

During the annual period's first quarter, which ended Sept. 30, 2002, the Fund employed the global long-short strategy. The Fund registered -11.00% versus -9.13% for the Fund's blended benchmark. The S&P 500 Index registered -17.28% during the same period. Short positions helped the Fund's performance on a relative basis, particularly because of Broadcom Corp. and PMC-Sierra, Inc., two semiconductor companies that fell sharply.

--------------------------------------------------------------------------------
2 ANNUAL REPORT 2003

For the annual period's second quarter, which ended Dec. 31, 2002, using the global long-short approach, the Fund returned 2.58%. This performance lagged the blended benchmark return of 4.17%. Long positions in consumer-related stocks hurt performance, since consumers curtailed their spending.

For the annual period's third quarter, which ended March 31, 2003, the Fund registered -3.80% versus -3.15% for the S&P 500 Index, the Fund's new benchmark. The Fund transitioned the portfolio to its new strategy during March. The S&P 500 Index swap overlay was put in place, as well as the market-neutral portion of the portfolio. During the annual period's fourth quarter, which ended June 30, 2003, the Fund returned 14.78% versus 15.39% for the S&P 500 Index. The quarter's post-war market rally, which began in April 2003, was driven by lower-quality stocks, which typically are the Fund's short candidates. As the rally continued through June, however, higher-quality stocks moved back into focus. This shift was favorable to the Fund's performance, but it occurred too late in June to have much impact on the quarterly return as a whole.

DESCRIBE THE FUND'S TOP HOLDINGS AND ANY SIGNIFICANT TRANSACTIONS MADE DURING THE PERIOD.

The Fund's largest source of investment (market) exposure was and is the S&P 500 Index Total Return Swap.
The actively managed portion of the Fund was well-diversified and consisted of a nearly equal number of both long and short positions (at quarter-end, the Fund held 263 long positions and 264 short positions). The Fund was neutral in terms of style, sector and capitalization size.

HOW  IS  THE  FUND  POSITIONED?

We anticipate the economic recovery to continue and corporate profits to improve. In this environment, we believe market conditions will remain favorable and Fund performance could appreciate because of its exposure to the S&P 500 Index. We would also expect excess returns from our rising long positions, which should more than compensate for the shortfall from our short positions. "Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Commentary provided by Gartmore Mutual Fund Capital Trust. All opinions and estimates included in this report constitute Gartmore's judgment as of the date of this report and are subject to change without notice."

PORTFOLIO  MANAGER:  SSI  Investment  Management,  Inc.  -  Subadviser

AVERAGE  ANNUAL  TOTAL  RETURN
(For  Periods  Ended  June  30,  2003)

                -   1 YR.   5 YR.   INCEPTION
---------------------------------------------
Class A1  w/o SC2   0.55%   6.86%      12.96%
          w/SC3    -5.19%   5.60%      11.75%
---------------------------------------------
Class B1  w/o SC2  -0.37%   6.69%      12.79%
          w/SC4    -5.35%   6.45%      12.69%
---------------------------------------------
Class C.  w/o SC2  -0.22%   5.96%      10.61%
          w/SC5    -2.19%   5.75%      10.41%
---------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

1 These returns through October 31, 2001, are based on the performance of the Fund's predecessor's Class R shares which was achieved prior to the creation of Class A and Class B shares. In addition, these returns from November 1, 2001 through December 31, 2002, are based on the performance of the Fund's predecessor's Class A and Class B shares, respectively. Excluding the effects of any fee waivers or reimbursements, Class R shares' average annual total returns are similar to what Class A and Class B shares would have produced because Class A and Class B shares invest in the same portfolio of securities as Class R shares and Class A shares had the same expenses after waivers. For Class A and Class B shares, these returns have been restated for sales charges, but Class B shares do not reflect the additional fees applicable to such shares; if these fees were reflected, the annual returns for Class B shares would have been lower.
2    These  returns  do  not  reflect  the  effects  of  sales  charges  (SC).
3    A  5.75%  front-end  sales  charge  was  deducted.
4 A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.
5 A 1.00% front-end sales charge was deducted. A CDSC of 1.00% was also deducted from the one year return because it is charged when you sell Class C shares within the first year after purchase.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         Gartmore                          Citigroup
        Long-Short                            U.S.
          Equity                            Domestic   Citi 3 mo
           Plus     S&P 500     MSCI AC       3 Mo      50%/MSCI
           Fund        TR     World Free     Tbill     ACWFR 50%
         Class C    (Index)   TR (Index)   TR (Index)   (Index)     CPI
Dec-97        9900     10000        10000       10000       10000  10000
Jun-98       12901     11772        11477       10258       10859  10105
Dec-98       14058     12858        12197       10506       11380  10161
Jun-99       19440     14450        13394       10742       12070  10304
Dec-99       32774     15564        15467       11004       13143  10434
Jun-00       32147     15498        15052       11311       13163  10682
Dec-00       24565     14147        13312       11659       12586  10787
Jun-01       20976     13200        11989       11949       12122  11035
Dec-01       19010     12466        11193       12136       11829  10955
Jun-02       17274     10825        10284       12243       11399  11153
Dec-02       15689      9710         9069       12343       10791  11215
Jun-03       17235     10853        10124       12415       11452  11389


Comparative performance of $10,000 invested in Class C shares of the Gartmore Long-Short Equity Plus Fund, the S&P 500 Index (S&P 500)(a), the Morgan Stanley Capital International All Country World Free Index (MSCI AC World)(b), the Citigroup U.S. Domestic 3-Month T Bill Index (c), the Composite (Composite)(d), and the Consumer Price Index (CPI)(e) since inception. Unlike the Fund, the returns for these indices do not reflect any fees, expenses, or sales charges.

(a) The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of these 500 stocks which represent all major industries.
(b) The MSCI AC World Free is an index that contains companies that are replicas of their local markets.
(c) The Citigroup U.S. Domestic 3-Month T Bill Index is an average of the last 3-month treasury bill issues (excluding the current month-end bill).
(d) The Composite is a combination of 50% MSCI AC World and 50% Citibank U.S. Domestic 3-Month T-Bill Index.
(e) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

--------------------------------------------------------------------------------
2003 ANNUAL REPORT 3

STATEMENT  OF  INVESTMENTS
June  30,  2003

GARTMORE  LONG-SHORT  EQUITY  PLUS  FUND

COMMON  STOCKS  -  LONG  POSITIONS  (77.5%)

                                          SHARES    VALUE
------------------------------------------------------------
BASIC INDUSTRY/GOLD (4.2%)
Alcan Aluminum Ltd.. . . . . . . . . . .   2,200  $   68,838
Ball Corp. . . . . . . . . . . . . . . .   3,700     168,387
Cabot Microelectronics Corp. (b) . . . .   3,100     156,457
Chesapeake Corp. . . . . . . . . . . . .   2,375      51,894
Delta Pine & Land Co.. . . . . . . . . .   2,900      63,742
Du Pont (E.I.) De Nemours. . . . . . . .   1,600      66,624
Eastman Chemical Co. . . . . . . . . . .   4,275     135,389
Inco Ltd. (b). . . . . . . . . . . . . .   5,200     109,928
International Paper Co.. . . . . . . . .   5,275     188,475
MeadWestvaco Corp. . . . . . . . . . . .   3,325      82,128
Quanex Corp. . . . . . . . . . . . . . .   3,325      98,819
Scotts Co. (The) (b) . . . . . . . . . .   2,050     101,475
                                                   ---------
                                                   1,292,156
                                                   ---------

------------------------------------------------------------
CAPITAL GOODS/DEFENSE (8.6%)
Amphenol Corp. Class A (b) . . . . . . .   1,650      77,253
AVX Corp.. . . . . . . . . . . . . . . .   3,925      43,136
Black & Decker Corp. . . . . . . . . . .   2,200      95,590
Boeing Co. . . . . . . . . . . . . . . .   4,000     137,279
Caterpillar, Inc.. . . . . . . . . . . .   3,150     175,328
Danaher Corp.. . . . . . . . . . . . . .   1,150      78,258
Dover Corp.. . . . . . . . . . . . . . .   3,600     107,856
Eaton Corp.. . . . . . . . . . . . . . .   1,275     100,228
FLIR Systems, Inc. (b) . . . . . . . . .   3,100      93,465
General Motors Corp. . . . . . . . . . .   3,200     115,200
Hubbell, Inc.. . . . . . . . . . . . . .   2,975      98,473
Illinois Tool Works, Inc.. . . . . . . .   2,200     144,869
Ingersoll-Rand Co. . . . . . . . . . . .   2,550     120,666
ITT Industries, Inc. . . . . . . . . . .   1,650     108,009
L-3 Communications Holdings, Inc. (b). .   1,800      78,282
Lear Corp. (b) . . . . . . . . . . . . .   2,325     106,997
Lockheed Martin Corp.. . . . . . . . . .   2,300     109,411
Nissan Motor Co. Ltd. ADR - JP . . . . .   3,825      72,484
Northrop Grumman Corp. . . . . . . . . .   1,400     120,805
Paxar Corp. (b). . . . . . . . . . . . .   2,825      31,075
Rockwell Collins, Inc. . . . . . . . . .   2,900      71,427
Sonic Automotive, Inc. (b) . . . . . . .   4,950     108,455
SPX Corp. (b). . . . . . . . . . . . . .   1,200      52,872
Terex Corp. (b). . . . . . . . . . . . .   3,950      77,104
Thermo Electron Corp. (b). . . . . . . .   2,975      62,535
Timken Co. . . . . . . . . . . . . . . .   4,450      77,920
Toro Co. . . . . . . . . . . . . . . . .   1,925      76,519
United Defense Industries, Inc. (b). . .   4,375     113,488
                                                   ---------
                                                   2,654,984
                                                   ---------

------------------------------------------------------------
CONSTRUCTION (1.4%)
D. R. Horton, Inc. . . . . . . . . . . .   2,300      64,630
Fluor Corp.. . . . . . . . . . . . . . .   2,600      87,464
Jacobs Engineering Group, Inc. (b) . . .   3,325     140,148
Post Properties, Inc.. . . . . . . . . .   1,625      43,063
Winnebago Industries, Inc. . . . . . . .   2,725     103,278
                                                   ---------
                                                     438,583
                                                   ---------

------------------------------------------------------------
CONSUMER CYCLICAL (7.3%)
A.O. Smith Corp. . . . . . . . . . . . .   2,725      76,709
Bed Bath & Beyond, Inc. (b). . . . . . .   2,100      81,501
Big Lots, Inc. (b) . . . . . . . . . . .   3,750      56,400
BJ's Wholesale Club, Inc. (b). . . . . .   3,925      59,111
BorgWarner, Inc. . . . . . . . . . . . .   2,175     140,069
Circuit City Stores, Inc.. . . . . . . .   7,200      63,360
Coach, Inc. (b). . . . . . . . . . . . .   1,700      84,558
Cole (Kenneth) Productions, Inc. (b) . .   2,475      48,238
Costco Wholesale Corp. (b) . . . . . . .   2,300      84,180
Dollar General Corp. . . . . . . . . . .   2,900      52,954
Federated Department Stores, Inc.. . . .   2,900     106,865
Fortune Brands, Inc. . . . . . . . . . .   2,375     123,975
Furniture Brands International, Inc. (b)   1,400      36,540
Gymboree (b) . . . . . . . . . . . . . .   3,975      66,701
Hot Topic, Inc. (b). . . . . . . . . . .   1,875      50,456
Hughes Supply, Inc.. . . . . . . . . . .   1,300      45,110
J.C. Penney Co.. . . . . . . . . . . . .   4,100      69,085
Limited, Inc.. . . . . . . . . . . . . .   4,625      71,688
Liz Claiborne, Inc.. . . . . . . . . . .   3,750     132,187
Michaels Stores, Inc. (b). . . . . . . .   2,200      83,732
Nordstrom, Inc.. . . . . . . . . . . . .   2,300      44,896
Pacific Sunwear of California (b). . . .   2,175      52,396
PETCO Animal Supplies, Inc. (b). . . . .   1,050      22,827
Petsmart, Inc. (b) . . . . . . . . . . .   2,975      49,593
Reebok International Ltd. (b). . . . . .   2,800      94,164
Regis Corp.. . . . . . . . . . . . . . .   4,600     133,629
Tiffany & Co.. . . . . . . . . . . . . .   1,725      56,373
Tommy Hilfiger Corp. (b) . . . . . . . .   3,450      31,878
Tractor Supply Co. (b) . . . . . . . . .   2,550     121,763
Wal-Mart Stores, Inc.. . . . . . . . . .   2,150     115,391
                                                   ---------
                                                   2,256,329
                                                   ---------

------------------------------------------------------------
CONSUMER STAPLE (4.2%)
Anheuser Busch Cos., Inc.. . . . . . . .   1,675      85,509
Central Garden & Pet Co. (b) . . . . . .   1,725      41,141
Clorox Co. . . . . . . . . . . . . . . .   2,450     104,493
Coca-Cola Co.. . . . . . . . . . . . . .   4,000     185,639
Coca-Cola Enterprises, Inc.. . . . . . .   4,650      84,398
Dial Corp. . . . . . . . . . . . . . . .   6,550     127,397
Duane Reade, Inc. (b). . . . . . . . . .   5,825      85,919
Harley-Davidson, Inc.. . . . . . . . . .   2,400      95,664
Kellogg Co.. . . . . . . . . . . . . . .   3,275     112,561
Kimberly-Clark Corp. . . . . . . . . . .   1,800      93,852
Procter & Gamble Co. . . . . . . . . . .   1,175     104,787
Smithfield Foods, Inc. (b) . . . . . . .   3,725      85,377
Tyson Foods, Inc. Class A. . . . . . . .   8,825      93,722
                                                   ---------
                                                   1,300,459
                                                   ---------

--------------------------------------------------------------------------------
4 ANNUAL REPORT 2003

COMMON  STOCKS  -  LONG  POSITIONS  (CONTINUED)

                                               SHARES    VALUE
-----------------------------------------------------------------
ENERGY (6.4%)
Apache Corp.. . . . . . . . . . . . . . . . .   2,150  $  139,879
Arch Coal, Inc. . . . . . . . . . . . . . . .   2,500      57,450
BJ Services Co. (b) . . . . . . . . . . . . .   3,100     115,816
BP Amoco PLC ADR - GB . . . . . . . . . . . .   2,775     116,606
Comstock Resources, Inc. (b). . . . . . . . .   5,650      77,292
ConocoPhillips. . . . . . . . . . . . . . . .   1,875     102,750
CONSOL Energy, Inc. . . . . . . . . . . . . .   1,750      39,795
Devon Energy Corp.. . . . . . . . . . . . . .   1,500      80,100
ENSCO International, Inc. . . . . . . . . . .   2,750      73,975
Evergreen Resources, Inc. (b) . . . . . . . .   2,000     108,620
Exxon Mobil Corp. . . . . . . . . . . . . . .   5,100     183,140
FMC Technologies, Inc. (b). . . . . . . . . .   2,550      53,678
Grey Wolf, Inc. (b) . . . . . . . . . . . . .  16,125      65,145
Key Energy Group (b). . . . . . . . . . . . .   4,150      44,488
Lone Star Technologies, Inc. (b). . . . . . .   3,025      64,070
Occidental Petroleum Corp.. . . . . . . . . .   4,275     143,425
Pioneer Natural Resources Co. (b) . . . . . .   2,600      67,860
Pride International, Inc. (b) . . . . . . . .   2,925      55,049
Rowan Cos., Inc. (b). . . . . . . . . . . . .   3,300      73,920
Smith International, Inc. (b) . . . . . . . .   3,200     117,568
Ultra Petroleum Corp. (b) . . . . . . . . . .   6,750      87,143
XTO Energy, Inc.. . . . . . . . . . . . . . .   6,600     132,726
                                                       ----------
                                                        2,000,495
                                                       ----------

-----------------------------------------------------------------
FINANCE (10.8%)
Affiliated Managers Group, Inc. (b) . . . . .   1,350      82,283
Annaly Mortgage Management, Inc.. . . . . . .   3,425      68,192
Anworth Mortgage Asset Corp.. . . . . . . . .   4,650      71,703
Astoria Financial Corp. . . . . . . . . . . .   2,900      80,997
Bank of America Corp. . . . . . . . . . . . .   1,075      84,957
Banknorth Group, Inc. . . . . . . . . . . . .   2,900      74,008
Capital One Financial Corp. . . . . . . . . .   1,775      87,295
Countrywide Financial Corp. . . . . . . . . .     725      50,438
Everest Re Group, Ltd.. . . . . . . . . . . .     775      59,288
Fidelity National Financial, Inc. . . . . . .   2,218      68,226
First Niagara Financial Group, Inc. . . . . .   6,400      89,344
First Tennessee National Corp.. . . . . . . .   2,100      92,211
FleetBoston Financial Corp. . . . . . . . . .   2,700      80,217
General Growth Properties, Inc. . . . . . . .     900      56,196
Golden West Financial Corp. . . . . . . . . .   1,125      90,011
Goldman Sachs Group, Inc. . . . . . . . . . .     950      79,563
Greater Bay Bancorp.. . . . . . . . . . . . .   3,900      79,638
Hartford Financial Services Group, Inc. . . .   1,275      64,209
Infinity Property & Casualty Corp.. . . . . .   3,075      72,693
Investors Financial Services Corp.. . . . . .   3,000      87,030
John Hancock Financial Services, Inc. . . . .   2,375      72,984
KeyCorp . . . . . . . . . . . . . . . . . . .   2,625      66,334
Kimco Realty Corp.. . . . . . . . . . . . . .   2,200      83,380
Lincoln National Corp.. . . . . . . . . . . .   3,375     120,250
Macerich Co. (The). . . . . . . . . . . . . .   1,600      56,208
Marsh & McLennan Cos., Inc. . . . . . . . . .     725      37,026
MBNA Corp.. . . . . . . . . . . . . . . . . .   3,375      70,335
MetLife, Inc. . . . . . . . . . . . . . . . .   2,400      67,968
National Commerce Financial Corp. . . . . . .   1,650      36,614
New Century Financial Corp. . . . . . . . . .   1,125      49,106
North Fork Bancorporation, Inc. . . . . . . .   1,675      57,051
Novastar Financial, Inc.. . . . . . . . . . .   1,175      70,206
Old Republic International Corp.. . . . . . .   2,175      74,537
PNC Bank Corp.. . . . . . . . . . . . . . . .   1,525      74,435
ProAssurance Corp. (b). . . . . . . . . . . .   2,900      78,271
Provident Financial Services, Inc.. . . . . .   5,200      99,059
Providian Financial Corp. (b) . . . . . . . .   5,600      51,856
Prudential Financial, Inc.. . . . . . . . . .   2,550      85,808
RenaissanceRe Holdings Ltd. . . . . . . . . .   1,400      63,728
Saxon Capital, Inc. (b) . . . . . . . . . . .   3,600      62,568
T. Rowe Price Group, Inc. . . . . . . . . . .   2,900     109,474
Thornburg Mortgage Asset Corp.. . . . . . . .   2,475      61,133
Travelers Property Casualty Corp. Class A . .   7,025     111,697
U.S. Bancorp. . . . . . . . . . . . . . . . .   3,450      84,525
Wells Fargo & Co. . . . . . . . . . . . . . .   1,375      69,300
                                                       ----------
                                                        3,332,352
                                                       ----------

-----------------------------------------------------------------
HEALTH CARE (7.6%)
Abbott Laboratories . . . . . . . . . . . . .   1,725      75,486
Airgas, Inc.. . . . . . . . . . . . . . . . .   4,475      74,956
Alexion Pharmaceuticals, Inc. (b) . . . . . .   5,500      93,775
Alkermes, Inc. (b). . . . . . . . . . . . . .  10,075     108,306
Amgen, Inc. (b) . . . . . . . . . . . . . . .   2,950     195,997
Becton, Dickinson & Co. . . . . . . . . . . .   5,325     206,875
Bristol-Myers Squibb Co.. . . . . . . . . . .   4,825     130,999
Coventry Health Care, Inc. (b). . . . . . . .   2,900     133,864
Fisher Scientific International, Inc. (b) . .   4,625     161,413
Human Genome Sciences, Inc. (b) . . . . . . .   8,600     109,392
IVAX Corp. (b). . . . . . . . . . . . . . . .   7,025     125,396
Medimmune, Inc. (b) . . . . . . . . . . . . .   2,700      98,199
Myriad Genetics, Inc. (b) . . . . . . . . . .   7,000      95,270
NPS Pharmaceuticals (b) . . . . . . . . . . .   5,550     135,087
Patterson Dental Co. (b). . . . . . . . . . .   2,275     103,240
STERIS Corp. (b). . . . . . . . . . . . . . .   3,350      77,352
Teva Pharmaceutical Industries Ltd. ADR - IL.   1,700      96,781
UnitedHealth Group, Inc.. . . . . . . . . . .   2,450     123,113
WellPoint Health Networks, Inc. (b) . . . . .   1,275     107,483
Wright Medical Group, Inc. (b). . . . . . . .   6,050     114,950
                                                       ----------
                                                        2,367,934
                                                       ----------

-----------------------------------------------------------------
MEDIA/SERVICES (8.1%)
Aftermarket Technology Corp. (b). . . . . . .   7,800      81,978
Allied Waste Industries, Inc. (b) . . . . . .   9,925      99,746
AOL Time Warner (b) . . . . . . . . . . . . .   8,775     141,190
AT&T Wireless Services, Inc. (b). . . . . . .  15,750     129,308
Cendant Corp. (b) . . . . . . . . . . . . . .   8,050     147,476
Clear Channel Communications, Inc. (b). . . .   2,025      85,840
Cracker Barrel Group, Inc.. . . . . . . . . .   2,275      88,407
Gemstar-TV Guide International, Inc. (b). . .  11,600      59,044
Hilton Hotels Corp. . . . . . . . . . . . . .  11,800     150,921
Hollywood Entertainment Corp. (b) . . . . . .   4,700      80,840

--------------------------------------------------------------------------------
2003 ANNUAL REPORT 5

STATEMENT  OF  INVESTMENTS  (Continued)
June  30,  2003

GARTMORE  LONG-SHORT  EQUITY  PLUS  FUND  (Continued)

COMMON  STOCKS  -  LONG  POSITIONS  (CONTINUED)

                                                  SHARES     VALUE
---------------------------------------------------------------------
MEDIA/SERVICES (continued)
Interpublic Group of Cos., Inc.. . . . . . . . .  15,075  $   201,703
ITT Educational Services, Inc. (b) . . . . . . .   3,400       99,450
Manpower, Inc. . . . . . . . . . . . . . . . . .   3,300      122,397
McDonald's Corp. . . . . . . . . . . . . . . . .   6,200      136,772
Metro-Goldwyn-Mayer, Inc. (b). . . . . . . . . .   5,300       65,826
Pactiv Corp. (b) . . . . . . . . . . . . . . . .   3,825       75,391
Rent-A-Center, Inc. (b). . . . . . . . . . . . .   1,700      128,877
Sabre Holdings Corp. . . . . . . . . . . . . . .   2,650       65,323
Six Flags, Inc. (b). . . . . . . . . . . . . . .  11,725       79,496
Triarc Cos., Inc. (b). . . . . . . . . . . . . .   2,275       68,227
Viacom, Inc. Class B (b) . . . . . . . . . . . .   2,550      111,333
Walt Disney Co. (The). . . . . . . . . . . . . .   8,425      166,393
Wendy's International, Inc.. . . . . . . . . . .   2,800       81,116
Western Wireless Corp. Class A (b) . . . . . . .   4,900       56,497
                                                           ----------
                                                            2,523,551
                                                           ----------

---------------------------------------------------------------------
TECHNOLOGY (14.6%)
Abgenix, Inc. (b). . . . . . . . . . . . . . . .   8,800       92,312
Accenture Ltd. (b) . . . . . . . . . . . . . . .   8,025      145,172
Adobe Systems, Inc.. . . . . . . . . . . . . . .   2,800       89,796
Advent Software, Inc. (b). . . . . . . . . . . .   4,700       79,477
Altera Corp. (b) . . . . . . . . . . . . . . . .   8,500      139,400
American Power Conversion Corp. (b). . . . . . .   6,625      103,284
Applied Materials, Inc. (b). . . . . . . . . . .   5,200       82,472
AsiaInfo Holdings, Inc. (b). . . . . . . . . . .   7,675       62,935
ASM Lithography Holding N.V. (b) . . . . . . . .   9,300       88,908
Aspen Technologies, Inc. (b) . . . . . . . . . .   9,300       44,640
ATI Technologies, Inc. (b) . . . . . . . . . . .   9,700       98,940
Avocent Corp. (b). . . . . . . . . . . . . . . .   3,375      101,013
BEA Systems, Inc. (b). . . . . . . . . . . . . .   7,700       83,622
Cadence Design Systems, Inc. (b) . . . . . . . .   9,995      120,540
Cognos, Inc. (b) . . . . . . . . . . . . . . . .   4,325      116,775
Conexant Systems, Inc. (b) . . . . . . . . . . .  11,650       47,765
Cymer, Inc. (b). . . . . . . . . . . . . . . . .   3,500      110,460
DST Systems, Inc. (b). . . . . . . . . . . . . .   3,675      139,650
Factset Research Systems, Inc. . . . . . . . . .     800       35,240
First Data Corp. . . . . . . . . . . . . . . . .   3,550      147,112
Fiserv, Inc. (b) . . . . . . . . . . . . . . . .   4,375      155,793
Foundry Networks, Inc. (b) . . . . . . . . . . .   5,600       80,640
Helix Technology Corp. . . . . . . . . . . . . .   5,750       76,073
Integrated Device Technology, Inc. (b) . . . . .   7,200       79,560
J.D. Edwards & Co. (b) . . . . . . . . . . . . .   6,800       97,444
Jack Henry & Associates, Inc.. . . . . . . . . .   6,100      108,519
LSI Logic Corp. (b). . . . . . . . . . . . . . .  20,300      143,724
Manhattan Associates, Inc. (b) . . . . . . . . .   3,675       95,440
MEMC Electronic Materials, Inc. (b). . . . . . .   7,650       74,970
Mindspeed Technologies, Inc. (b) . . . . . . . .   3,883       10,485
Monsanto Co. . . . . . . . . . . . . . . . . . .   3,150       68,166
NETIQ Corp. (b). . . . . . . . . . . . . . . . .   7,300      112,858
NetScreen Technologies, Inc. (b) . . . . . . . .   4,550      102,603
Oracle Corp. (b) . . . . . . . . . . . . . . . .   8,150       97,963
PC-Tel, Inc. (b) . . . . . . . . . . . . . . . .   7,400       87,764
PEC Solutions, Inc. (b). . . . . . . . . . . . .   5,355       86,216
Peoplesoft, Inc. (b) . . . . . . . . . . . . . .   6,800      119,612
Photon Dynamics, Inc. (b). . . . . . . . . . . .   2,340       64,654
QLogic Corp. (b) . . . . . . . . . . . . . . . .   3,450      166,738
Siebel Systems, Inc. (b) . . . . . . . . . . . .  17,550      167,426
Skyworks Solutions, Inc. (b) . . . . . . . . . .  14,700       99,519
Symantec Corp. (b) . . . . . . . . . . . . . . .   4,475      196,273
Tetra Technology, Inc. (b) . . . . . . . . . . .   4,825       82,652
Texas Instruments, Inc.. . . . . . . . . . . . .   5,925      104,280
Tivo, Inc. (b) . . . . . . . . . . . . . . . . .   3,500       42,630
Vishay Intertechnology, Inc. (b) . . . . . . . .   6,475       85,470
                                                           ----------
                                                            4,536,985
                                                           ----------

---------------------------------------------------------------------
TRANSPORTATION (1.5%)
The Brinks Co. . . . . . . . . . . . . . . . . .   4,175       60,830
C.H. Robinson Worldwide, Inc.. . . . . . . . . .   2,650       94,234
Delta Air Lines, Inc.. . . . . . . . . . . . . .   4,500       66,060
Forward Air Corp. (b). . . . . . . . . . . . . .   3,200       81,184
Roadway Corp.. . . . . . . . . . . . . . . . . .   2,050       58,487
Southwest Airlines Co. . . . . . . . . . . . . .   3,250       55,900
Yellow Corp. (b) . . . . . . . . . . . . . . . .   1,950       45,143
                                                           ----------
                                                              461,838
                                                           ----------

---------------------------------------------------------------------
UTILITY (2.8%)
AES Corp. (b). . . . . . . . . . . . . . . . . .   6,000       38,100
Dominion Resources, Inc. . . . . . . . . . . . .   2,900      186,382
Exelon Corp. . . . . . . . . . . . . . . . . . .   2,550      152,516
FirstEnergy Corp.. . . . . . . . . . . . . . . .   2,900      111,505
Florida Power & Light, Inc.. . . . . . . . . . .     650       43,453
PPL Corp.. . . . . . . . . . . . . . . . . . . .   1,000       43,000
Progressive Energy, Inc. . . . . . . . . . . . .   1,500       65,850
TXU Corp.. . . . . . . . . . . . . . . . . . . .   2,525       56,686
UGI Corp.. . . . . . . . . . . . . . . . . . . .   2,225       70,533
Wisconsin Energy Corp. . . . . . . . . . . . . .   3,475      100,775
                                                           ----------
                                                              868,800
                                                           ----------

TOTAL COMMON STOCKS (C)                                    24,034,466
                                                           ----------

TOTAL INVESTMENTS (COST $21,680,481) (A) - 77.5%           24,034,466
                                                           ----------

OTHER ASSETS IN EXCESS OF LIABILITIES - 22.5%               6,990,712
                                                           ----------

NET ASSETS - 100.0%                                       $31,025,178
                                                          -----------
                                                          -----------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
(c)  All  long  positions  held  as  collateral  for  securities  sold  short.
ADR  American  Depositary  Receipt
GB  United  Kingdom
IL  Israel
JP  Japan

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

--------------------------------------------------------------------------------
6 ANNUAL REPORT 2003

STATEMENT  OF  SECURITIES  SOLD  SHORT
June  30,  2003

GARTMORE  LONG-SHORT  EQUITY  PLUS  FUND

COMMON  STOCKS  -  SHORT  POSITIONS  (76.5%)

                                          SHARES    VALUE
----------------------------------------------------------
BASIC INDUSTRY/GOLD (4.6%)
Albemarle Corp.                           2,500    $69,925
Alcoa, Inc.                               2,575     65,663
Apex Silver Mines Ltd. (b)                2,075     30,606
Barrick Gold Corp.                        2,500     44,750
Cabot Corp.                               2,675     76,773
Dow Chemical Co.                          2,925     90,558
Engelhard Corp.                           2,500     61,925
Georgia-Pacific Corp.                     2,675     50,691
Minerals Technologies, Inc.               1,675     81,506
Newmont Mining Corp.                      4,400    142,823
Nucor Corp.                               3,075    150,213
Phelps Dodge Corp. (b)                    3,425    131,315
Potash Corp. of Saskatchewan, Inc.        1,250     80,000
Premcor, Inc. (b)                         2,500     53,875
Sigma-Aldrich Corp.                       2,425    131,387
Valspar Corp.                             1,850     78,107
Weyerhaeuser Co.                          1,750     94,500
                                                ----------
                                                 1,434,617
                                                ----------

----------------------------------------------------------
CAPITAL GOODS/DEFENSE (9.3%)
Albany International Corp. Class A        2,500     68,500
American Standard Cos., Inc. (b)          1,400    103,502
AMETEK, Inc.                              1,850     67,803
ArvinMeritor, Inc.                        2,175     43,892
Baldor Electric Co.                       6,075    125,145
Cooper Tire & Rubber Co.                  2,575     45,294
Dionex Corp. (b)                          1,615     64,196
Donaldson Company, Inc.                   1,375     61,119
Electro Scientific Industries, Inc. (b)   3,075     46,617
Emerson Electric Co.                      2,100    107,310
Energizer Holdings, Inc. (b)              4,500    141,300
Esterline Technologies Corp. (b)          3,675     63,982
General Electric Co.                      7,650    219,401
Gentex Corp. (b)                          6,425    196,669
Genuine Parts Co.                         3,075     98,431
Graco, Inc.                               2,675     85,600
Harsco Corp.                              2,500     90,125
Johnson Controls, Inc.                    2,250    192,600
Kennametal, Inc.                          1,550     52,452
Oshkosh Truck Corp.                       2,000    118,640
Parker Hannifin Corp.                     2,725    114,423
Raytheon Co.                              3,300    108,372
Roper Industries, Inc.                    4,325    160,890
Snap-On, Inc.                             3,175     92,170
SPS Technologies, Inc. (b)                1,500     40,560
Superior Industries International, Inc.   1,700     70,890
Trinity Industries, Inc.                  2,325     43,036
United Technologies Corp.                 1,800    127,494
W.W. Grainger, Inc.                       1,750     81,830
Waters Corp. (b)                          2,325     67,727
                                                ----------
                                                 2,899,970
                                                ----------

----------------------------------------------------------
CONSTRUCTION (2.9%)
Beazer Homes USA, Inc. (b)                1,250    104,375
Engineered Support Systems, Inc.          2,600    108,810
Hanson PLC ADR - GB                        900      25,434
Insituform Technologies, Inc. (b)         2,925     51,714
Lennar Corp.                              1,250     89,375
Martin Marietta Materials, Inc.           2,075     69,741
Masco Corp.                               3,925     93,611
Palm Harbor Homes, Inc. (b)               1,850     35,039
St. Joe Co. (The)                         1,850     57,720
Trex Co., Inc. (b)                        3,750    147,187
Vulcan Materials Co.                      2,750    101,943
                                                ----------
                                                   884,949
                                                ----------

----------------------------------------------------------
CONSUMER CYCLICAL (5.9%)
99 Cents Only Stores (b)                  1,850     63,492
Action Performance Co., Inc.              1,450     27,550
American Eagle Outfitters (b)             4,175     76,570
Borders Group, Inc. (b)                   4,125     72,641
Chico's FAS, Inc. (b)                     4,650     97,883
Children's Place (b)                      2,400     47,664
Dillards Department Stores, Inc.          3,100     41,757
Ethan Allen Interiors, Inc.               1,975     69,441
Family Dollar Stores, Inc.                3,325    126,848
Home Depot, Inc.                          2,500     82,800
HON Industries, Inc.                      3,500    106,750
Jones Apparel Group, Inc. (b)             2,300     67,298
Kohl's Corp. (b)                          1,600     82,208
Krispy Kreme Doughnuts, Inc. (b)          3,075    126,629
Mattel, Inc.                              3,200     60,544
May Department Stores Co.                 3,925     87,371
Nike, Inc. Class B                        3,000    160,469
Pier 1 Imports, Inc.                      3,825     78,030
Sherwin-Williams Co. (The)                3,500     94,080
Talbots, Inc.                             3,500    103,075
Too, Inc. (b)                             2,100     42,525
Toys "R" Us, Inc. (b)                     3,300     39,996
Williams-Sonoma, Inc. (b)                 2,425     70,810
                                                ----------
                                                 1,826,431
                                                ----------

----------------------------------------------------------
CONSUMER STAPLE (3.2%)
Adolph Coors Co.                          2,100    102,858
Albertson's, Inc.                         5,675    108,960
Constellation Brands, Inc. (b)            4,675    146,795
CVS Corp.                                 3,175     88,995
Kroger Co. (b)                            5,700     95,076
McCormick & Co., Inc.                     3,500     95,200
PepsiCo, Inc.                             2,075     92,338
Ralcorp Holdings, Inc. (b)                3,750     93,600
Sysco Corp.                               2,900     87,116
Winn-Dixie Stores, Inc.                   5,775     71,090
                                                ----------
                                                   982,028
                                                ----------

--------------------------------------------------------------------------------
2003 ANNUAL REPORT 7

STATEMENT  OF  SECURITIES  SOLD  SHORT  (Continued)
June  30,  2003

GARTMORE  LONG-SHORT  EQUITY  PLUS  FUND  (Continued)

COMMON  STOCKS  -  SHORT  POSITIONS  (CONTINUED)


                                             SHARES    VALUE
---------------------------------------------------------------
ENERGY (6.2%)
Amerada Hess Corp.. . . . . . . . . . . . .     950  $   46,721
Baker Hughes, Inc.. . . . . . . . . . . . .   1,250      41,963
Chevrontexaco Corp. . . . . . . . . . . . .   2,175     157,035
Diamond Offshore Drilling, Inc. . . . . . .   4,550      95,505
Equitable Resources, Inc. . . . . . . . . .   1,825      74,351
GlobalSantaFe Corp. . . . . . . . . . . . .   4,200      98,028
Idacorp, Inc. . . . . . . . . . . . . . . .   3,300      86,625
Lyondell Chemical Co. . . . . . . . . . . .  12,400     167,771
National-Oilwell, Inc. (b). . . . . . . . .   1,850      40,700
Noble Corp. (b) . . . . . . . . . . . . . .   2,400      82,320
Noble Energy, Inc.. . . . . . . . . . . . .   1,850      69,930
Royal Dutch Petroleum Co. ADR - NL. . . . .   4,450     207,458
Schlumberger Ltd. . . . . . . . . . . . . .   2,600     123,682
SEACOR SMIT, Inc. (b) . . . . . . . . . . .   1,400      51,086
Shell Transport & Trading Co. PLC ADR - GB.   2,225      88,666
Stone Energy Corp. (b). . . . . . . . . . .   1,925      80,696
Tidewater, Inc. . . . . . . . . . . . . . .   2,700      79,299
Total SA ADR - FR . . . . . . . . . . . . .   1,700     128,860
Transocean, Inc.. . . . . . . . . . . . . .   2,650      58,221
Trico Marine Services, Inc. (b) . . . . . .   4,750      18,620
Unocal Corp.. . . . . . . . . . . . . . . .   2,500      71,725
Valero Energy Corp. . . . . . . . . . . . .   1,800      65,394
                                                     ----------
                                                      1,934,656
                                                     ----------

---------------------------------------------------------------
FINANCE (10.7%)
ACE Ltd.. . . . . . . . . . . . . . . . . .   3,700     126,873
Amli Residential Properties Trust . . . . .   3,175      74,771
AmSouth Bancorporation. . . . . . . . . . .   3,600      78,624
Archstone-Smith Trust . . . . . . . . . . .   3,300      79,200
Arthur J. Gallagher & Co. . . . . . . . . .   2,825      76,840
Bank of New York Company, Inc.. . . . . . .   1,950      56,063
Bank One Corp.. . . . . . . . . . . . . . .   2,900     107,822
BB&T Corp.. . . . . . . . . . . . . . . . .   2,700      92,610
Boston Properties, Inc. . . . . . . . . . .   1,350      59,130
BRE Properties, Inc. Class A. . . . . . . .   1,700      56,440
Cincinnati Financial Corp.. . . . . . . . .   2,000      74,180
Commerce Bancorp, Inc.. . . . . . . . . . .   1,450      53,795
Cousins Properties, Inc.. . . . . . . . . .   2,425      67,658
Downey Financial Corp.. . . . . . . . . . .   1,600      66,080
Equity Office Properties Trust. . . . . . .   5,425     146,528
Equity Residential. . . . . . . . . . . . .   6,525     169,323
Fannie Mae. . . . . . . . . . . . . . . . .   1,225      82,614
Federated Investors, Inc. . . . . . . . . .   3,450      94,599
First American Financial Corp.. . . . . . .   1,300      34,255
Gabelli Asset Management, Inc. (b). . . . .   1,000      36,100
Hospitality Properties Trust. . . . . . . .   1,800      56,250
Marshall & Ilsley Corp. . . . . . . . . . .   2,425      74,157
MGIC Investment Corp. . . . . . . . . . . .     875      40,810
Northern Trust Corp.. . . . . . . . . . . .   1,750      73,133
People's Bank . . . . . . . . . . . . . . .   1,675      48,558
Phoenix Cos., Inc. (The). . . . . . . . . .   4,750      42,893
Principal Financial Group, Inc. . . . . . .   3,700     119,325
Regions Financial Corp. . . . . . . . . . .   3,250     109,785
Simon Property Group, Inc.. . . . . . . . .   3,075     120,017
South Financial Group, Inc. (The) . . . . .   1,750      40,828
SouthTrust Corp.. . . . . . . . . . . . . .   3,200      87,040
Southwest Bancorp. of Texas, Inc. (b) . . .   2,675      86,964
State Street Corp.. . . . . . . . . . . . .   1,725      67,965
SunTrust Banks, Inc.. . . . . . . . . . . .     900      53,406
UCBH Holdings, Inc. . . . . . . . . . . . .   4,000     114,720
United Dominion Realty Trust, Inc.. . . . .   5,600      96,432
Wachovia Corp.. . . . . . . . . . . . . . .   2,850     113,886
Washington Federal, Inc.. . . . . . . . . .   3,000      69,390
Washington Mutual, Inc. . . . . . . . . . .   2,500     103,250
Waypoint Financial Corp.. . . . . . . . . .   2,925      52,767
Webster Financial Corp. . . . . . . . . . .   2,950     111,510
                                                     ----------
                                                      3,316,591
                                                     ----------

---------------------------------------------------------------
HEALTH CARE (7.5%)
AdvancePCS (b). . . . . . . . . . . . . . .   2,800     107,044
Alberto-Culver Co. Class B. . . . . . . . .   1,275      65,153
American Healthways, Inc. (b) . . . . . . .   2,175      78,561
Aventis SA ADR - FR . . . . . . . . . . . .   3,175     173,672
Biogen, Inc. (b). . . . . . . . . . . . . .   3,075     116,850
Cardinal Health, Inc. . . . . . . . . . . .     975      62,693
CIGNA Corp. . . . . . . . . . . . . . . . .   1,450      68,063
Eclipsys Corp. (b). . . . . . . . . . . . .   9,600     100,224
Eli Lilly & Co. . . . . . . . . . . . . . .   2,000     137,939
Enzon Pharmaceuticals, Inc. (b) . . . . . .   5,950      74,494
King Pharmaceuticals, Inc. (b). . . . . . .   5,525      81,549
Laboratory Corp. of America Holdings (b). .   4,525     136,428
LifePoint Hospitals, Inc. (b) . . . . . . .   4,000      83,760
Lincare Holdings, Inc. (b). . . . . . . . .   2,825      89,016
Merck & Co., Inc. . . . . . . . . . . . . .   2,000     121,100
NeoPharm, Inc. (b). . . . . . . . . . . . .      75       1,039
Neurocrine Biosciences, Inc. (b). . . . . .   2,225     111,117
Novartis AG ADR - CH. . . . . . . . . . . .   1,925      76,634
Orthodontic Centers Of America, Inc. (b). .   4,675      37,447
Oxford Health Plans (b) . . . . . . . . . .   2,725     114,532
Perrigo Co. . . . . . . . . . . . . . . . .   2,675      41,837
Province Healthcare Co. (b) . . . . . . . .   7,000      77,490
Sunrise Assisted Living, Inc. (b) . . . . .   4,725     105,746
Triad Hospitals, Inc. (b) . . . . . . . . .   4,000      99,280
US Oncology, Inc. (b) . . . . . . . . . . .   6,950      51,361
Varian Medical Systems, Inc. (b). . . . . .   1,925     110,822
                                                     ----------
                                                      2,323,851
                                                     ----------

---------------------------------------------------------------
MEDIA/SERVICES (9.1%)
Aramark Corp. (b) . . . . . . . . . . . . .   4,300      96,406
AT&T Corp.. . . . . . . . . . . . . . . . .   6,275     120,794
Boston Communications Group (b) . . . . . .   7,025     120,338
Carnival Corp.. . . . . . . . . . . . . . .   3,100     100,781
Coinstar, Inc. (b). . . . . . . . . . . . .   3,850      72,611
Comcast Corp. Class A (b) . . . . . . . . .   4,100     118,203
Convergys Corp. (b) . . . . . . . . . . . .   4,500      72,000
Cox Communications, Inc. Class A (b). . . .   3,500     111,650

--------------------------------------------------------------------------------
8 ANNUAL REPORT 2003

COMMON  STOCKS  -  SHORT  POSITIONS  (CONTINUED)

                                              SHARES     VALUE
-----------------------------------------------------------------
MEDIA/SERVICES (continued)
Cumulus Media, Inc. (b). . . . . . . . . . .   7,025  $   132,983
DeVry, Inc. (b). . . . . . . . . . . . . . .   4,075       94,907
Gannett Co., Inc.. . . . . . . . . . . . . .   2,300      176,663
H & R Block, Inc.. . . . . . . . . . . . . .   2,825      122,181
Martha Stewart Living Omnimedia, Inc. (b). .  10,100       94,839
McGraw-Hill Companies, Inc. (The). . . . . .   2,200      136,400
Movie Gallery, Inc. (b). . . . . . . . . . .   3,500       64,575
NCO Group, Inc. (b). . . . . . . . . . . . .   4,100       73,431
Nextel Communications, Inc. Class A (b). . .   5,150       93,112
Outback Steakhouse . . . . . . . . . . . . .   2,575      100,425
Polaris Industries, Inc. . . . . . . . . . .   1,650      101,310
PRG-Schultz International, Inc. (b). . . . .   2,100       12,390
Research In Motion Ltd. (b). . . . . . . . .   3,675       79,417
SBC Communications, Inc. . . . . . . . . . .   6,300      160,965
Sinclair Broadcast Group, Inc. Class A (b) .   4,100       47,601
Sprint Corp. . . . . . . . . . . . . . . . .   9,750      140,400
Starwood Hotels & Resorts Worldwide, Inc.. .   3,775      107,927
US Cellular Corp. (b). . . . . . . . . . . .   1,725       43,901
Valassis Communications, Inc. (b). . . . . .   2,550       65,586
Viad Corp. . . . . . . . . . . . . . . . . .   3,750       83,963
West Corp. (b) . . . . . . . . . . . . . . .   2,375       63,294
                                                       ----------
                                                        2,809,053
                                                       ----------

-----------------------------------------------------------------
TECHNOLOGY (13.1%)
Analog Devices, Inc. (b) . . . . . . . . . .   3,125      108,813
Anixter International, Inc. (b). . . . . . .   2,850       66,776
Apple Computer, Inc. (b) . . . . . . . . . .   5,700      108,984
AutoDesk, Inc. . . . . . . . . . . . . . . .   8,600      138,975
Benchmark Electronics, Inc. (b). . . . . . .   3,950      121,502
Biosite Diagnostics (b). . . . . . . . . . .   1,650       79,365
Black Box Corp.. . . . . . . . . . . . . . .   3,805      137,740
Centillium Communications, Inc. (b). . . . .   5,200       51,532
Check Point Software Technologies Ltd. (b) .   5,600      109,480
Cisco Systems, Inc. (b). . . . . . . . . . .  10,750      179,417
Cognizant Technology Solutions Corp. (b) . .   4,175      101,703
CommScope, Inc. (b). . . . . . . . . . . . .   3,425       32,538
Computer Sciences Corp. (b). . . . . . . . .   2,325       88,629
Electronic Arts, Inc. (b). . . . . . . . . .   1,800      133,182
Genesis Microchip, Inc. (b). . . . . . . . .   5,650       76,501
Hewlett Packard Co.. . . . . . . . . . . . .   7,375      157,087
International Business Machines Corp.. . . .   2,625      216,562
International Rectifier Corp. (b). . . . . .   5,575      149,521
Intuit, Inc. (b) . . . . . . . . . . . . . .   2,400      106,872
McDATA Corp. (b) . . . . . . . . . . . . . .   9,100      133,497
Metro One Telecommunications, Inc. (b) . . .  13,075       67,467
NCR Corp. (b). . . . . . . . . . . . . . . .   3,225       82,625
Novellus Systems, Inc. (b) . . . . . . . . .   4,500      164,794
Paychex, Inc.. . . . . . . . . . . . . . . .   2,525       74,008
ProQuest Co. (b) . . . . . . . . . . . . . .   1,600       41,280
Qualcomm, Inc. . . . . . . . . . . . . . . .   3,725      133,169
Radioshack Corp. . . . . . . . . . . . . . .   2,150       56,567
Rudolph Technologies, Inc. (b) . . . . . . .   4,875       77,805
Seagate Technology (b) . . . . . . . . . . .   4,600       81,190
Sensient Technologies Corp.. . . . . . . . .   2,825       64,947
Sun Microsystems, Inc. (b) . . . . . . . . .  19,800       91,080
Synopsys, Inc. (b) . . . . . . . . . . . . .   1,700      105,145
Take-Two Interactive Software (b). . . . . .   3,750      106,275
Tech Data Corp. (b). . . . . . . . . . . . .   5,600      149,575
Telefonaktiebolaget LM Ericsson ADR - SE (b)   8,450       89,824
THQ, Inc. (b). . . . . . . . . . . . . . . .   5,450       98,100
United Online, Inc. (b). . . . . . . . . . .   4,200      106,428
Veritas Software Corp. (b) . . . . . . . . .   4,425      126,865
Webmethods, Inc. (b) . . . . . . . . . . . .   8,100       65,853
                                                       ----------
                                                        4,081,673
                                                       ----------

-----------------------------------------------------------------
TRANSPORTATION (1.7%)
Burlington Northern Santa Fe Corp. . . . . .   2,175       61,857
Canadian National Railway Co.. . . . . . . .   1,400       67,564
J.B. Hunt Transport Services, Inc. (b) . . .   1,850       69,838
Landstar System, Inc. (b). . . . . . . . . .   2,000      125,700
Norfolk Southern Corp. . . . . . . . . . . .   3,825       73,440
Swift Transportation Co., Inc. (b) . . . . .   2,000       37,240
United Parcel Service Class B. . . . . . . .   1,450       92,365
                                                       ----------
                                                          528,004
                                                       ----------

-----------------------------------------------------------------
UTILITY (2.3%)
Ameren Corp. . . . . . . . . . . . . . . . .   1,400       61,740
American Electric Power Co.. . . . . . . . .   1,825       54,440
Cleco Corp.. . . . . . . . . . . . . . . . .   2,100       36,372
Consolidated Edison, Inc.. . . . . . . . . .   1,675       72,494
Northeast Utilities. . . . . . . . . . . . .   6,825      114,250
NSTAR. . . . . . . . . . . . . . . . . . . .   1,800       81,990
ONEOK, Inc.. . . . . . . . . . . . . . . . .   3,100       60,853
Southern Co. (The) . . . . . . . . . . . . .   3,050       95,038
TECO Energy, Inc.. . . . . . . . . . . . . .   5,500       65,945
Unisource Energy Corp. . . . . . . . . . . .   3,175       59,690
                                                       ----------
                                                          702,812
                                                       ----------

TOTAL SECURITIES SOLD SHORT
(PROCEEDS $21,278,049) (A) - 76.5%                    $23,724,635
                                                      -----------
                                                      -----------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
ADR  American  Depositary  Receipt
CH  Switzerland
GB  United  Kingdom
FR  France
NL  Netherlands
SE  Sweden

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

--------------------------------------------------------------------------------
2003 ANNUAL REPORT 9


STATEMENT  OF  ASSETS  AND  LIABILITIES
June  30,  2003


                                                                         GARTMORE
                                                                        LONG-SHORT
                                                                     EQUITY PLUS FUND
--------------------------------------------------------------------------------------
ASSETS:
Investments, at value (cost $21,680,481) . . . . . . . . . . . . .  $      24,034,466
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          7,476,142
Deposits with broker for securities sold short . . . . . . . . . .         18,435,367
Unrealized appreciation on open swap contracts . . . . . . . . . .          4,459,088
Interest and dividends receivable. . . . . . . . . . . . . . . . .             48,438
Receivable for investments sold. . . . . . . . . . . . . . . . . .          2,773,943
Reclaims receivable. . . . . . . . . . . . . . . . . . . . . . . .              1,293
--------------------------------------------------------------------------------------
Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . .         57,228,737
--------------------------------------------------------------------------------------
LIABILITIES:
Securities sold short (proceeds $21,278,049) . . . . . . . . . . .         23,724,635
Payable for investments purchased. . . . . . . . . . . . . . . . .          1,013,091
Payable to cover securities sold short . . . . . . . . . . . . . .            945,113
Payable for dividends on securities sold short . . . . . . . . . .             26,387
Payable to investment adviser. . . . . . . . . . . . . . . . . . .             82,878
Accrued expenses and other payables
Investment advisory fees . . . . . . . . . . . . . . . . . . . . .            212,312
Administration fees. . . . . . . . . . . . . . . . . . . . . . . .             11,241
Distribution fees. . . . . . . . . . . . . . . . . . . . . . . . .              7,382
Other. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            180,520
--------------------------------------------------------------------------------------
Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . .         26,203,559
--------------------------------------------------------------------------------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $      31,025,178
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
REPRESENTED BY:
Capital. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $      47,970,729
Accumulated net investment income (loss) . . . . . . . . . . . . .             (5,815)
Accumulated net realized gains (losses) from investment, futures,
swap and foreign currency transactions . . . . . . . . . . . . . .        (21,306,223)
Net unrealized appreciation (depreciation) on investments,
futures, swaps and translation of assets and liabilities
denominated in foreign currencies. . . . . . . . . . . . . . . . .          4,366,487
--------------------------------------------------------------------------------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $      31,025,178
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
NET ASSETS:
Class A Shares . . . . . . . . . . . . . . . . . . . . . . . . . .  $      29,560,676
Class B Shares . . . . . . . . . . . . . . . . . . . . . . . . . .            141,414
Class C Shares . . . . . . . . . . . . . . . . . . . . . . . . . .          1,323,088
--------------------------------------------------------------------------------------
Total. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $      31,025,178
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
SHARES OUTSTANDING (unlimited number of shares authorized):
Class A Shares . . . . . . . . . . . . . . . . . . . . . . . . . .          2,700,734
Class B Shares . . . . . . . . . . . . . . . . . . . . . . . . . .             13,018
Class C Shares . . . . . . . . . . . . . . . . . . . . . . . . . .            146,532
--------------------------------------------------------------------------------------
Total. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,860,284
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
NET ASSET VALUE:
Class A Shares . . . . . . . . . . . . . . . . . . . . . . . . . .  $           10.95
Class B Shares (a) . . . . . . . . . . . . . . . . . . . . . . . .  $           10.86
Class C Shares (b) . . . . . . . . . . . . . . . . . . . . . . . .  $            9.03
MAXIMUM OFFERING PRICE PER SHARE (100%/(100%-maximum sales charge)
of net asset value adjusted to the nearest cent):
Class A Shares . . . . . . . . . . . . . . . . . . . . . . . . . .  $           11.62
Class C Shares . . . . . . . . . . . . . . . . . . . . . . . . . .  $            9.12
--------------------------------------------------------------------------------------
Maximum Sales Charge - Class A Shares. . . . . . . . . . . . . . .               5.75%
--------------------------------------------------------------------------------------
Maximum Sales Charge - Class C Shares. . . . . . . . . . . . . . .               1.00%
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

(a) For Class B shares, the redemption price per share varies by length of time shares are held.
(b) For Class C shares, the redemption price per share is reduced by 1.00% for shares held less than one year.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------
10 ANNUAL REPORT 2003

STATEMENT  OF  OPERATIONS
For  the  Year  Ended  June  30,  2003


                                                                                        GARTMORE
                                                                                       LONG-SHORT
                                                                                    EQUITY PLUS FUND
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $         170,799
Dividend. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            327,255
-----------------------------------------------------------------------------------------------------
Total Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            498,054
-----------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . .            533,805
Fund administration and transfer agent fees . . . . . . . . . . . . . . . . . . .            188,541
Distribution fees Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,606
Distribution fees Class B . . . . . . . . . . . . . . . . . . . . . . . . . . . .                829
Distribution fees Class C . . . . . . . . . . . . . . . . . . . . . . . . . . . .             10,874
Administrative servicing fees Class B . . . . . . . . . . . . . . . . . . . . . .                264
Administrative servicing fees Class C . . . . . . . . . . . . . . . . . . . . . .              3,507
Administrative servicing fees Class R (a) . . . . . . . . . . . . . . . . . . . .             79,065
Administrative servicing fees Class ML (b). . . . . . . . . . . . . . . . . . . .             10,011
Dividend expense for securities sold short. . . . . . . . . . . . . . . . . . . .            124,390
Custody fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             73,103
Legal fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            123,810
Registration and filing fees. . . . . . . . . . . . . . . . . . . . . . . . . . .             72,646
Other fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             26,748
-----------------------------------------------------------------------------------------------------
Total expenses before reimbursed expenses . . . . . . . . . . . . . . . . . . . .          1,250,199
Expenses reimbursed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (258,501)
-----------------------------------------------------------------------------------------------------
Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            991,698
-----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS). . . . . . . . . . . . . . . . . . . . . . . . . . .           (493,644)
-----------------------------------------------------------------------------------------------------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) on investment,
future and foreign currency transactions. . . . . . . . . . . . . . . . . . . . .         (7,318,213)
Net realized gains (losses) on short sale transactions. . . . . . . . . . . . . .         (1,177,396)
Net realized gains (losses) on swap transactions. . . . . . . . . . . . . . . . .            468,304
-----------------------------------------------------------------------------------------------------
Net realized gains (losses) on investment, future,
foreign currency, short sale and swap transactions. . . . . . . . . . . . . . . .         (8,027,305)
Net change in unrealized appreciation/depreciation on investments, futures, translation of assets and liabilites denominated in foreign currencies,
 short sales and swaps. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          7,620,932
-----------------------------------------------------------------------------------------------------
Net realized/unrealized gains and losses on investments, futures,
foreign currencies, short sales and swaps . . . . . . . . . . . . . . . . . . . .           (406,373)
-----------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS. . . . . . . . . . . . . . . . . .  $        (900,017)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

(a) Class A shares were issued in exchange for Class R shares effective June 23, 2003.
(b) Class R shares were issued in exchange for Class ML shares effective October 31, 2002.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------
2003 ANNUAL REPORT 11

STATEMENT  OF  CHANGES  IN  NET  ASSETS

                                                                             GARTMORE LONG-SHORT
                                                                               EQUITY PLUS FUND
-------------------------------------------------------------------------------------------------------
                                                                         YEAR ENDED       YEAR ENDED
                                                                        JUNE 30, 2003    JUNE 30, 2002
-------------------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss). . . . . . . . . . . . . . . . . . . . .  $     (493,644)  $     (609,531)
Net realized gains (losses) on investment, future, foreign currency,
short sale and swap transactions. . . . . . . . . . . . . . . . . . .      (8,027,305)     (10,840,267)
Net change in unrealized appreciation/depreciation on investments, futures, translation of assets and liabilites denominated in foreign
currencies, short sales and swaps . . . . . . . . . . . . . . . . . .       7,620,932       (3,232,104)
-------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations. . . . . . . . . . . .        (900,017)     (14,681,902)
-------------------------------------------------------------------------------------------------------
Change in net assets from capital transactions. . . . . . . . . . . .     (14,651,576)     (42,119,873)
-------------------------------------------------------------------------------------------------------
Change in net assets. . . . . . . . . . . . . . . . . . . . . . . . .     (15,551,593)     (56,801,775)
NET ASSETS:
Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . .      46,576,771      103,378,546
-------------------------------------------------------------------------------------------------------
End of period . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $   31,025,178   $   46,576,771
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

See  notes  to  financial  statements.

--------------------------------------------------------------------------------
12 ANNUAL REPORT 2003

FINANCIAL  HIGHLIGHTS
Selected  Data  for  Each  Share  of  Capital  Outstanding

GARTMORE  LONG-SHORT  EQUITY  PLUS  FUND

                                               INVESTMENT ACTIVITIES                  DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------
                                                       NET
                                                     REALIZED
                             NET                       AND                                                             NET
                            ASSET         NET       UNREALIZED      TOTAL                                             ASSET
                            VALUE,    INVESTMENT      GAINS         FROM         NET         NET                     VALUE,
                          BEGINNING     INCOME     (LOSSES) ON   INVESTMENT   INVESTMENT  REALIZED       TOTAL       END OF
                          OF PERIOD     (LOSS)     INVESTMENTS   ACTIVITIES     INCOME      GAINS    DISTRIBUTIONS   PERIOD
----------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended
June 30, 2002 (d). . . .  $    11.14        6.65         (6.90)       (0.25)           -         -               -   $ 10.89
Year Ended
June 30, 2003. . . . . .  $    10.89   (0.08) (e)         0.14         0.06            -         -               -   $ 10.95

CLASS B SHARES
Period Ended
June 30, 2002 (d). . . .  $    11.14       (0.07)        (0.17)       (0.24)           -         -               -   $ 10.90
Year Ended
June 30, 2003. . . . . .  $    10.90   (0.23) (e)         0.19        (0.04)           -         -               -   $ 10.86

CLASS C SHARES
Year Ended
March 31, 1999 . . . . .  $    11.83   (0.15) (e)         4.55         4.40            -     (1.10)          (1.10)  $ 15.13
Period Ended
June 30, 1999. . . . . .  $    15.13       (0.13)         3.01         2.88            -         -               -   $ 18.01
Year Ended
June 30, 2000. . . . . .  $    18.01       (0.71)        12.41        11.70            -     (1.99)          (1.99)  $ 27.72
Year Ended
June 30, 2001. . . . . .  $    27.72   (0.15) (e)        (8.43)       (8.58)           -     (9.12)          (9.12)  $ 10.02
Year Ended
June 30, 2002. . . . . .  $    10.02       (0.66)        (0.31)       (0.97)           -         -               -   $  9.05
Year EndedJune 30, 2003.  $     9.05   (0.19) (e)         0.17        (0.02)           -         -               -   $  9.03

                                                       RATIOS / SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
                                                                  RATIO           RATIO         RATIO OF NET
                                         NET        RATIO        OF NET            OF            INVESTMENT
                                        ASSETS       OF        INVESTMENT       EXPENSES           INCOME
                                        AT END    EXPENSES    INCOME (LOSS)     (PRIOR TO     (LOSS) (PRIOR TO
                                          OF     TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                             TOTAL      PERIOD       NET           NET         TO AVERAGE        TO AVERAGE       PORTFOLIO
                          RETURN (A)    (000S)     ASSETS        ASSETS      NET ASSETS (B)    NET ASSETS (B)    TURNOVER (C)
-----------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended
June 30, 2002 (d). . . .  (2.24%) (f)  $    144    1.95% (g)    122.95% (g)        2.26% (g)        122.64% (g)          425%
Year Ended
June 30, 2003. . . . . .        0.55%  $ 29,561        3.47%        (2.04%)            3.66%            (2.23%)          424%

CLASS B SHARES
Period Ended
June 30, 2002 (d). . . .  (2.15%) (f)  $    121    2.74% (g)    (1.45%) (g)        2.86% (g)        (1.57%) (g)          425%
Year Ended
June 30, 2003. . . . . .      (0.37%)  $    141        3.73%        (2.31%)            4.54%            (3.12%)          424%

CLASS C SHARES
Year Ended
March 31, 1999 . . . . .       38.81%  $  6,425        3.10%        (1.10%)            4.54%            (2.54%)          226%
Period Ended
June 30, 1999. . . . . .   19.37% (f)  $  7,209    3.10% (g)    (3.07%) (g)        5.36% (g)        (5.33%) (g)           43%
Year Ended
June 30, 2000. . . . . .       65.61%  $  9,927        2.82%        (2.65%)            4.67%            (4.50%)          204%
Year Ended
June 30, 2001. . . . . .     (40.62%)  $  3,102        3.04%        (1.51%)            3.82%            (2.29%)          143%
Year Ended
June 30, 2002. . . . . .     (17.65%)  $  1,819        3.28%        (5.41%)            3.71%            (5.84%)          425%
Year EndedJune 30, 2003.      (0.22%)  $  1,323        3.72%        (2.31%)            4.54%            (3.13%)          424%

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing among the classes of shares.
(d) For the period from October 31, 2001 (commencement of operations) through June 30, 2002.
(e) Net investment income (loss) is based on average shares outstanding during the period.
(f)  Not  annualized.
(g)  Annualized.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------
2003 ANNUAL REPORT 13


NOTES  TO  FINANCIAL  STATEMENTS
June  30,  2003

1. ORGANIZATION

Gartmore Mutual Funds (the "Trust") is an open-end management investment company. Prior to January 25, 2002 the Trust was named Nationwide Mutual Funds. The Trust was created under the laws of Ohio as an Ohio business trust pursuant to a Declaration of Trust dated as of October 30, 1997, as subsequently amended, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust operates thirty-eight (38) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Gartmore
Long-Short  Equity  Plus  Fund,  the  "Fund".

2. REORGANIZATION

In the third quarter of 2002, the Board of Trustees of the Montgomery Global Long-Short Fund (the "Fund") approved the following changes, which became effective March 4, 2003:

     - The Fund was renamed the "Montgomery Partners Long-Short Equity Plus Fund." - The Fund's investment universe was narrowed from global to U.S. only.
     -    The  Fund's  new  benchmark  became  the  S&P  500  Index.
     - The Fund implemented a new investment process which combines positions in S&P 500 Index instruments such as index swaps and futures with a primarily market neutral exposure in individual long and short positions in U.S. equity securities.
     -    The  Fund  became  sub-advised  by  SSI  Investment  Management,  Inc.

The Trust entered into an agreement and plan of reorganization ("the Montgomery Funds II Reorganization") with the Montgomery Funds II pursuant to which all of the assets and all of the stated liabilities of Montgomery Partners Long-Short Equity Plus Fund was transferred to Gartmore Long-Short Equity Plus Fund (hereinafter, the "Fund") in exchange for a corresponding Class of shares of that series. At June 30, 2003, the Fund had a payable of $82,878 to the Fund's former administrator, Montgomery Asset Management, LLC for expenses previously reimbursed. The Montgomery Funds II Reorganization, which qualified as a tax-free exchange for Federal income tax purposes, was completed on June 23, 2003, following approval by shareholders of the Montgomery Funds II at a special shareholder meeting on June 13, 2003. The following is a summary of shares outstanding, net assets and net asset value per share issued immediately before and after the Montgomery Funds II Reorganization:

                                    BEFORE                        AFTER
                                REORGANIZATION               REORGANIZATION
-----------------------------------------------------------------------------
                   MONTGOMERY PARTNERS       GARTMORE           GARTMORE
                        LONG-SHORT          LONG-SHORT         LONG-SHORT
                     EQUITY PLUS FUND    EQUITY PLUS FUND   EQUITY PLUS FUND
-----------------------------------------------------------------------------
Shares. . . . . .             2,873,992                  -          2,881,747
-----------------------------------------------------------------------------
Net Assets. . . .  $         31,945,596  $               -  $      31,945,596
-----------------------------------------------------------------------------
Net Asset Value:
-----------------------------------------------------------------------------
Class A . . . . .  $              11.19                  -  $           11.19
-----------------------------------------------------------------------------
Class B . . . . .  $              11.11                  -  $           11.11
-----------------------------------------------------------------------------
Class C . . . . .  $               9.23                  -  $            9.23
-----------------------------------------------------------------------------
Class R (a) . . .  $              11.22                  -
-----------------------------------------------------------------------------

(a) Class A shares were issued in exchange for Class R shares in conjuction with the Montgomery Funds II Reorganization.

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
14 ANNUAL REPORT 2003

(A)  SECURITY  VALUATION

     Securities for which market quotations are readily available are valued at current market value as of Valuation Time. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange in which each security trades.

     Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgement of the Fund's investment adviser or designee, are valued at fair value under procedures approved by the Fund's Board of Trustees.

(B)  REPURCHASE  AGREEMENTS

     The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a "primary dealer'' (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund's custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

(C)  FOREIGN  CURRENCY  TRANSACTIONS

     The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(D)  RISKS  ASSOCIATED  WITH  FOREIGN  SECURITIES  AND  CURRENCIES

     Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

     Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries. Effective March 4, 2003, the Fund changed its investment policies to disallow the investing in securities of foreign issues.

(E)  FORWARD  FOREIGN  CURRENCY  CONTRACTS

     Prior to March 4, 2003, the Fund could have entered into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

--------------------------------------------------------------------------------
2003 ANNUAL REPORT 15

NOTES  TO  FINANCIAL  STATEMENTS  (Continued)
June  30,  2003

(F)  FUTURES  CONTRACTS

     The Fund may invest in financial futures contracts ("futures contracts") for the purpose of hedging its existing portfolio securities or securities they intend to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin,'' are made each day, depending on the daily fluctuations in the fair value of the underlying security. A gain or loss equal to the daily variation margin is recognized on a daily basis.

     A "sale'' of a futures contract means a contractual obligation to deliver the securities called for by the contract at a fixed price at a specified time in the future. A "purchase'' of a futures contract means a contractual obligation to acquire the securities at a fixed price at a specified time in the future.

     Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value/market value of the underlying hedged assets.

(G)  SWAP  CONTRACTS

     The Fund may engage in swap contracts in order to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in unrealized gains or losses on swap contracts is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon termination of swap contracts. Swap contracts are stated at fair value. Notional principal amounts are used to express the extent of involvement in these contracts, but the amounts potentially subject to credit risk are much smaller.

     At  June  30,  2003,  the  Fund's  open  swap  contracts  were  as follows:


                                                                      UNDERLYING     UNREALIZED
                                                          EXPIRATION   NOTIONAL     APPRECIATION
DESCRIPTION                                                  DATE        VALUE     (DEPRECIATION)
--------------------------------------------------------------------------------------------------
Index Swap with Morgan Stanley Capital Services Inc.,
Pays net of the total return of the S&P 500 Total Return
Index minus the three month LIBOR plus 0.09% Long-Short
Equity Plus Fund pays negative and receives positive.. .   3/31/2004  $26,000,000  $     4,459,088
--------------------------------------------------------------------------------------------------

(H)  SHORT  SALES

     The Fund is authorized to engage in short-selling which obligates the Fund to replace the security borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. government securities and/or securities held long to sufficiently cover its short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments.

(I)  SECURITY  TRANSACTIONS  AND  INVESTMENT  INCOME

     Security transactions are accounted for on the date the security is purchased or sold ("trade date''). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

--------------------------------------------------------------------------------
16 ANNUAL REPORT 2003

(J)  FEDERAL  INCOME  TAXES

     It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

     As of June 30, 2003, the components of accumulated earnings (deficit) on a tax basis was as follows:

                                                        TOTAL
UNDISTRIBUTED     ACCUMULATED       UNREALIZED       ACCUMULATED
ORDINARY          CAPITAL AND      APPRECIATION       EARNINGS
INCOME (LOSS)     OTHER LOSSES    (DEPRECIATION)*     (DEFICIT)
----------------------------------------------------------------
(5,815). . . .  $ (21,306,223)  $       (139,861)  $(21,451,899)
----------------------------------------------------------------

     * The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to: tax deferral of losses on wash sales.

As of June 30, 2003, the tax cost of securities, including short sales, and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

                                              NET UNREALIZED
TAX COST OF    UNREALIZED      UNREALIZED      APPRECIATION
SECURITIES    APPRECIATION    DEPRECIATION    (DEPRECIATION)
------------------------------------------------------------
$45,452,376  $   2,823,236  $  (2,963,097)  $      (139,861)
------------------------------------------------------------

As of June 30, 2003, for Federal income tax purposes, the Fund had capital loss carryforwards available to offset future capital gains if any, to the extent provided by the Treasury regulations:

AMOUNT      EXPIRES
-------------------
$7,268,670     2010
-------------------
 8,923,711     2011
-------------------

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended June 30, 2003, the Fund deferred to July 1, 2003, post October capital losses of $5,066,582.

(K)  DISTRIBUTIONS  TO  SHAREHOLDERS

     Net investment income, if any, is declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed at least annually.

     Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA (American Institute of Certified Public Accountants) Statement of Position 93-2, permanent differences (i.e., reclassification of gain/loss, due to derivative instruments and passive foreign investment companies) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(L)  EXPENSES

     Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among various or all funds within the Trust in relation to the net assets of each fund or on another reasonable basis. Once expenses are charged to the Fund, these expenses are allocated to the classes based on relative net assets of each class. Expenses specific to a class (such as 12b-1 and administrative services fees) are charged to that class.

--------------------------------------------------------------------------------
2003 ANNUAL REPORT 17


NOTES  TO  FINANCIAL  STATEMENTS  (Continued)
June  30,  2003

(M)  CAPITAL  SHARE  TRANSACTIONS
Transactions  in  capital  shares  of  the  Fund  were  as  follows:

                                       YEAR ENDED JUNE 30, 2003       YEAR ENDED JUNE 30, 2002
-------------------------------------------------------------------------------------------------
                                        CAPITAL          SHARE         CAPITAL          SHARE
                                      TRANSACTIONS   TRANSACTIONS    TRANSACTIONS   TRANSACTIONS
-------------------------------------------------------------------------------------------------
CLASS A SHARES
Shares issued . . . . . . . . . . .  $     732,628         69,841   $  151,867 (a)     13,243 (a)
Shares issued in connection with
Class R Shares merger . . . . . . .     29,933,725      2,675,377               -              -
Shares redeemed . . . . . . . . . .       (617,921)       (57,727)              -              -
-------------------------------------------------------------------------------------------------
                                        30,048,432      2,687,491         151,867         13,243
-------------------------------------------------------------------------------------------------
CLASS B SHARES
Shares issued . . . . . . . . . . .         64,983          5,911      145,103 (a)     12,504 (a)
Shares redeemed . . . . . . . . . .        (42,167)        (4,003)    (15,754) (a)    (1,394) (a)
-------------------------------------------------------------------------------------------------
                                            22,816          1,908         129,349         11,110
-------------------------------------------------------------------------------------------------
CLASS C SHARES
Shares issued . . . . . . . . . . .          7,161            794         167,355         14,770
Shares redeemed . . . . . . . . . .       (475,697)       (55,239)     (1,198,577)      (123,304)
-------------------------------------------------------------------------------------------------
                                          (468,536)       (54,445)     (1,031,222)      (108,534)
-------------------------------------------------------------------------------------------------
CLASS R SHARES (B)
Shares issued . . . . . . . . . . .      4,709,596        468,242       2,784,346        237,975
Shares redeemed . . . . . . . . . .    (14,736,279)    (1,455,328)    (40,892,994)    (3,495,312)
Shares redeemed in connection with
Class R Shares merger . . . . . . .    (29,933,725)    (2,667,622)              -              -
-------------------------------------------------------------------------------------------------
                                       (39,960,408)    (3,654,708)    (38,108,648)    (3,257,337)
-------------------------------------------------------------------------------------------------
CLASS ML SHARES (C)
Shares issued . . . . . . . . . . .              -              -          33,941          2,836
Shares redeemed . . . . . . . . . .     (4,293,880)      (455,374)     (3,295,160)      (300,283)
-------------------------------------------------------------------------------------------------
                                        (4,293,880)      (455,374)     (3,261,219)      (297,447)
-------------------------------------------------------------------------------------------------
Change in net assets from
capital transactions. . . . . . . .  $ (14,651,576)    (1,475,128)  $ (42,119,873)    (3,638,965)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

(a) For the period from October 31, 2001 (commencement of operations) through June 30, 2002.
(b) In conjunction with the Fund reorganization, R Shares merged into Class A shares.
(c) Class R shares were issued in exchange for Class ML shares on October 31, 2002.

--------------------------------------------------------------------------------
18 ANNUAL REPORT 2003

4. TRANSACTIONS WITH AFFILIATES

Under the terms of the Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust ("GMF") manages the investment of the assets and supervises the daily business affairs of the Fund. Prior to January 18, 2003, Montgomery Asset Management, LLC ("MAM") provided these services. GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. ("GGI"), a holding company. GGI is a wholly-owned subsidiary of Gartmore Global Asset Management Trust ("GGAMT"). GGAMT is a majority-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policyholders. GMF and GGAMT also provides investment management evaluation services, monitoring on an ongoing basis the performance of SSI Investment Management, Inc., the Fund's subadviser (the "subadviser"). The subadviser manages the Fund's investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays GMF, and paid MAM prior to February 10, 2003, an investment advisory fee based on the Fund's average daily net assets of 1.50% on the first $250 million of net assets; and 1.25% of net assets over $250 million. From such fees, pursuant to the subadvisory agreement, GMF pays a fee based on the Fund's average daily net assets of 1.00% on the first $50 million of net assets; and 0.75% of net assets over $50 million to the subadviser.

Effective January 18, 2003, GMF and the Fund have entered into a written contract ("Expense Limitation Agreement") limiting operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, dividend expense and administrative services fees) from exceeding 1.95% until at least February 28, 2005:
Prior to January 18, 2003, the Fund had entered into Expense Limitation Agreement with Montgomery Asset Management, LLC limiting operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and Rule 12b-1 fees) from exceeding 2.35% for Class A and Class R shares and 2.60% for Class B and Class C shares.

GMF may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by GMF pursuant to the Expense Limitation Agreement at a later date not to exceed three fiscal years after the fiscal year when such fees were waived or reimbursed if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund's assets exceed $100 million;
(ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreements, reimbursement of amounts previously waived or assumed by GMF is not permitted. As of and for the fiscal year ended June 30, 2003, the Fund had no potential obligations to GMF for reimbursements made by GMF.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. ("GDSI"), the Fund's Distributor, is compensated by the Fund for expenses associated with the distribution of Class A, Class B and Class C shares of the Fund. These fees are based on average daily net assets of the respective class of the Funds at an annual rate not to exceed 0.25% for Class A shares and 1.00% for Class B and Class C shares. Prior to June 23, 2003, Funds Distributor, Inc. served as the Funds' Distributor. Under the terms of the previous Distribution Plan, Funds Distributor, Inc. was compensated at an annual rate not to exceed 0.25% for Class A Shares and 0.75% for Class B and Class C shares.

Pursuant to an Underwriting Agreement, GDSI (Funds Distributor, Inc. prior to June 23, 2003) serves as principal underwriter of the Funds in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge on the Class A and Class C. Such fees are deducted from and are not included in proceeds from sales of Class A and Class C shares. From such fees, GDSI pays sales commissions, salaries, and other expenses in connection with generating new sales of Class A and Class C shares of the Fund. GDSI also receives fees for services as principal underwriter for Class B shares of the Fund. Such fees are contingent deferred sales charges ("CDSCs") ranging from 1% to 5% imposed on redemptions of Class B shares which may cause the current value of a shareholder's account to fall below the total purchase payments. The CDSC, if applicable, will be imposed on redemptions made within 6 years of the purchase. In addition, Class C shares also have a CDSC of 1% imposed on redemptions of Class C shares made within one year of purchase. For the fiscal year ended June 30, 2003, there was no commissions reallowed to affiliated broker-dealers of the Fund.

--------------------------------------------------------------------------------
2003 ANNUAL REPORT 19

NOTES  TO  FINANCIAL  STATEMENTS  (Continued)
June  30,  2003

The Fund will assess a 2.00% redemption fee on all classes of shares that are purchased and are sold or exchanged within 90 days of purchase. The redemption fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. This redemption fee is in addition to any CDSCs that may be applicable at the time of sale. The redemption fee may not apply in certain circumstances, such as redemptions or exchanges of shares held in certain omnibus accounts or retirement plans that cannot implement the redemption fee. The fee does not apply to shares purchased through reinvested dividends or capital gains.

Under the terms of a Fund Administration Agreement, Gartmore SA Capital Trust ("GSA") provides for various administrative and accounting services. Gartmore Investors Services, Inc. ("GISI"), an indirect subsidiary of GSA, serves as Transfer Agent and Dividend Disbursing Agent for the Fund. The fees for the services provided under both agreements are combined and calculated based on the Trust's average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all Funds within the Trust in relation to the average daily net assets of each Fund and are paid to GSA. GSA pays GISI from these fees for GISI's services.

COMBINED FEE SCHEDULE*
---------------------------------------------
Up to $1 billion . . . . . . . . . . .  0.25%
---------------------------------------------
1 billion and more up to $3 billion .   0.18%
---------------------------------------------
3 billion and more up to $4 billion .   0.14%
---------------------------------------------
4 billion and more up to $5 billion .   0.07%
---------------------------------------------
5 billion and more up to $10 billion.   0.04%
---------------------------------------------
10 billion and more up to $12 billion   0.02%
---------------------------------------------
12 billion or more. . . . . . . . . .   0.01%
---------------------------------------------

* The assets of the Gartmore Investor Destinations Aggressive, Gartmore Investor Destinations Moderately Aggressive, Gartmore Investor Destinations Moderate, Gartmore Investor Destinations Moderately Conservative and Gartmore Investor Destinations Conservative Funds ("Investor Destinations Funds") are excluded from the Trust asset level amount in order to calculate this asset based fee. The Investor Destinations Funds do not pay any part of this fee.

Prior to June 23, 2003, the fee for the Fund Administration Agreement was calculated at an annual rate of 0.07% based on the Fund's average daily net assets.

Prior to February 10, 2003, MAM was compensated at an annual rate of 0.07% based on the Fund's average daily net assets for fund administration services.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. to provide sub-administration and sub-transfer agency services, respectively, to the Funds.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Funds and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class A shares.

Prior to June 23, 2003, Class B shares, Class C shares, Class R shares and Class ML shares were charged 0.25% of the average daily net assets for these Administrative Services.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the fiscal year ended June 30, 2003, are summarized as follows:

 PURCHASES       SALES
--------------------------
$126,178,192  $133,864,830
--------------------------

--------------------------------------------------------------------------------
20 ANNUAL REPORT 2003

REPORT  OF  INDEPENDENT  AUDITORS

To  the  Trustees  and  Shareholders  of  Gartmore  Long-Short  Equity Plus Fund

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments and statement of securities sold short, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Gartmore Long-Short Equity Plus Fund (the "Fund") at June 30, 2003 the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended and financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers  LLP
Philadelphia,  Pennsylvania
August  22,  2003

--------------------------------------------------------------------------------
2003 ANNUAL REPORT 21


SUPPLEMENTAL  INFORMATION  (Unaudited)
June  30,  2003

SHAREHOLDER  MEETINGS

On September 30, 2002, a Special Meeting of the shareholders of the Montgomery Partners Long-Short Fund (formerly, the "Global Long-Short Fund") was held. The matters considered at the meeting, together with the actual vote tabulations relating to such matters are as follows:

PROPOSAL  1:

To approve the recommendation to appoint SSI Investment Management, Inc. as sub-adviser to the Montgomery Partners Long-Short Fund:

                           FOR     AGAINST     ABSTAIN
--------------------------------------------------------------------------------
                         2,573,117     81,683     31,642
--------------------------------------------------------------------------------

PROPOSAL  2:

To approve the proposal to permit Montgomery Asset Management, LLC to hire and terminate sub-advisers or modify sub-advisory agreements without shareholder approval

                           FOR     AGAINST     ABSTAIN
--------------------------------------------------------------------------------
                        1,825,577     189,240     671,625
--------------------------------------------------------------------------------

On  June  13,  2003,  a  Special  Meeting  of the shareholders of the Montgomery
Partners Long-Short Equity Plus Fund was held. The matters considered at the meeting, together with the actual vote tabulations relating to such matters are as follows:

PROPOSAL  1:

To approve an Agreement and Plan of Reorganization between the Montgomery Partners Long-Short Equity Plus Fund, the acquired fund, and the Gartmore Long-Short Equity Plus Fund, the acquiring fund.

                           FOR     AGAINST     ABSTAIN
--------------------------------------------------------------------------------
                        1,575,843     77,756     126,435
--------------------------------------------------------------------------------

PROPOSAL  2:

To approve a new investment advisory agreement between The Montgomery Funds II and Gartmore Mutual Fund Capital Trust:

                           FOR     AGAINST     ABSTAIN
--------------------------------------------------------------------------------
                        1,573,879     78,994     127,161
--------------------------------------------------------------------------------

PROPOSAL  3:

To approve a new subadvisory agreement between Gartmore Mutual Fund Capital Trust and SSI Investment Management, Inc.:

                           FOR     AGAINST     ABSTAIN
--------------------------------------------------------------------------------
                        1,562,874     84,018     133,142
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
22 ANNUAL REPORT 2003

MANAGEMENT  INFORMATION(Unaudited)

TRUSTEES  WHO  ARE  NOT  INTERESTED  PERSONS (AS DEFINED IN THE 1940 ACT) OF THE
FUNDS

-------------------------------------------------------------------------------------------------------------------
                                        TERM OF                 PRINCIPAL                NUMBER OF        OTHER
NAME,                    POSITION(S)     OFFICE               OCCUPATION(S)            PORTFOLIOS IN  DIRECTORSHIPS
ADDRESS,                    HELD      WITH TRUST -               DURING                FUND COMPLEX       HELD
AND                         WITH       LENGTH OF                  PAST                   OVERSEEN          BY
AGE                         FUND      TIME SERVED1               5 YEARS                BY TRUSTEE      TRUSTEE2
-------------------------------------------------------------------------------------------------------------------
Charles E. Allen         Trustee      Since         Mr. Allen is Chairman,                        82  None
                                      July          Chief Executive Office
8162 E. Jefferson Ave.,               2000          and President of Graimark
#15B                                                Realty Advisors, Inc. (real
Detroit, MI 48214                                   estate development,
                                                    investment and asset
Age 55                                              management).
-------------------------------------------------------------------------------------------------------------------
Paula H.J.               Trustee      Since         Ms. Cholmondeley is Vice                      82  None
Cholmondeley                          July          President and General
                                      2000          Manager of Special Products
c/o Sappi Fine Paper                                at Sappi Fine Paper North
225 Franklin Street                                 America. Prior to 1998, she
Boston, MA 02110                                    held various positions with
                                                    Owens Corning, including
Age 56                                              Vice President and General
                                                    Manager of the Residential
                                                    Insulation Division (1997 to
                                                    1998).
-------------------------------------------------------------------------------------------------------------------
C. Brent DeVore          Trustee      Since         Dr. DeVore is President of                    82  None
                                      May           Otterbein College.
111 N. West Street                    1998
Westerville, OH 43081

Age 63
-------------------------------------------------------------------------------------------------------------------
Robert M. Duncan         Trustee      Since         Since 1999, Mr. Duncan has                    82  None
                                      April         worked as an arbitration and
1397 Haddon Road                      1987          mediation consultant. From
Columbus, OH 43209                                  1996 to 1999, he was
                                                    Commissioner of the Ohio
Age 76                                              Elections Commission.
-------------------------------------------------------------------------------------------------------------------
Barbara L. Hennigar      Trustee      Since         Retired; Ms. Hennigar is the                  82  None
                                      July          former Chairman of
6363 So. Sicily Way                   2000          Oppenheimer Funds
Aurora, CO 80016                                    Services and Shareholder
                                                    Services Inc. Ms. Hennigar
Age 67                                              held this position from
                                                    October 1999 to June, 2000.
                                                    Prior to that, she served as
                                                    President and Chief Executive
                                                    Officer of Oppenheimer Funds
                                                    Services.
-------------------------------------------------------------------------------------------------------------------
Thomas J. Kerr, IV       Trustee      Since         Dr. Kerr is President Emeritus                82  None
                                      June          of Kendall College.
4890 Smoketalk Lane                   1981
Westerville, OH 43081

Age 69
-------------------------------------------------------------------------------------------------------------------
Douglas F. Kridler       Trustee      Since         Mr. Kridler is the President and              82  None
                                      September     Chief Executive Officer of the
2355 Brixton Road                     1997          Columbus Foundation. Prior to
Columbus, OH 43221                                  January 31, 2002, Mr. Kridler
                                                    was the President of the
Age 48                                              Columbus Association for the
                                                    Performing Arts and Chairman
                                                    of the Greater Columbus
                                                    Convention and Visitors Bureau.

--------------------------------------------------------------------------------
2003 ANNUAL REPORT 23

MANAGEMENT  INFORMATION(Unaudited)
(Continued)

TRUSTEES WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE FUNDS (continued)



-------------------------------------------------------------------------------------------------------------
                                       TERM OF              PRINCIPAL              NUMBER OF        OTHER
NAME,                   POSITION(S)     OFFICE            OCCUPATION(S)          PORTFOLIOS IN  DIRECTORSHIPS
ADDRESS,                   HELD      WITH TRUST -             DURING             FUND COMPLEX       HELD
AND                        WITH       LENGTH OF                PAST                OVERSEEN          BY
AGE                        FUND      TIME SERVED1            5 YEARS              BY TRUSTEE      TRUSTEE2
-------------------------------------------------------------------------------------------------------------
Mark L. Lipson          Trustee      Since         Since July 2000,                         82  None
                                     March         Mr. Lipson is the
1620 26th Street                     2003          Chairman of LGVI, LLC
Suite 300                                          (a private equity firm that
Santa Monica, CA 90272                             develops technology
                                                   based solutions for the
Age 54                                             investment advisory/asset
                                                   management industry).
                                                   Prior to this, Mr. Lispon
                                                   was the former Chairman
                                                   and Chief Executive Officer
                                                   of Northstar Holdings, Inc.
                                                   from November 1993 to
                                                   December 1999, a former
                                                   Trustee of the Northstar
                                                   Funds from November 1993
                                                   to July 2000, and a Senior
                                                   Vice President of Reliastar
                                                   Financial Corporation from
                                                   November 1993 to
                                                   December 1999.
-------------------------------------------------------------------------------------------------------------
David C. Wetmore        Trustee      Since         Mr. Wetmore is the                      82[3]  None
                                     May           Managing Director of
26 Turnbridge Drive                  1998          Updata Capital, Inc., a
Long Cove Plantation                               venture capital firm.
Hilton Head, SC 29928

Age 54
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
24 ANNUAL REPORT 2003

TRUSTEES WHO ARE INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) AND OFFICERS OF THE FUNDS


---------------------------------------------------------------------------------------------------------------------
                                       TERM OF                  PRINCIPAL                  NUMBER OF        OTHER
NAME,                   POSITION(S)     OFFICE                OCCUPATION(S)              PORTFOLIOS IN  DIRECTORSHIPS
ADDRESS,                   HELD      WITH TRUST -                 DURING                 FUND COMPLEX       HELD
AND                        WITH       LENGTH OF                    PAST                    OVERSEEN          BY
AGE                        FUND      TIME SERVED1                5 YEARS                  BY TRUSTEE      TRUSTEE2
---------------------------------------------------------------------------------------------------------------------
Paul J. Hondros         Trustee      Since         Mr. Hondros is President                     82[3]     None
                        and          July          and Chief Executive Office
Gartmore Global         Chairman     2000          of Gartmore Distribution
Investments, Inc.                                  Services, Inc.*, Gartmore
1200 River Road                                    Investors Services, Inc.*,
Conshohocken,                                      Gartmore Morley Capital
PA 19428                                           Management, Inc.*,
                                                   Gartmore Morley Financial
Age 54                                             Services, Inc.*, NorthPointe
                                                   Capital, LLC*, GGAMT*,
                                                   GGI*, GMF* and GSA*
                                                   and a Director of Nationwide
                                                   Securities, Inc.* as well as
                                                   several entities within
                                                   Nationwide Financial
                                                   Services, Inc.* Prior to that,
                                                   Mr. Hondros served as
                                                   President and Chief Operations
                                                   Officer of Pilgrim Baxter
                                                   and Associates, Ltd., an
                                                   investment management
                                                   firm, and its affiliated investment
                                                   management arm, Pilgrim
                                                   Baxter Value Investors, Inc.
                                                   and as Executive Vice
                                                   President to the PBHG Funds,
                                                   PBHG Insurance Series Funds
                                                   and PBHG Adviser Funds.
---------------------------------------------------------------------------------------------------------------------
Arden L. Shisler        Trustee      Since         Mr. Shisler is President and                     82  None
                                     February      Chief Executive Officer of
1356 North Wenger Rd.                2000          K&B Transport, Inc., a trucking
Dalton, OH 44618                                   firm, Chairman of the Board
                                                   for Nationwide Mutual Insurance
Age 61                                             Company* and a Director
                                                   of Nationwide Financial
                                                   Services, Inc.*
---------------------------------------------------------------------------------------------------------------------
Gerald J. Holland       Treasurer    Since         Mr. Holland is Senior Vice                       82  None
                                     March         President - Chief Administrative
Gartmore Global                      2001          Officer for GGI*, GMF*, GSA
Investments, Inc.                                  and GDSI*. From July 2000
1200 River Road                                    to March 2002 he was Senior
Conshohocken,                                      Vice President - Operations
PA 19428                                           for GGI, GMF and GSA. Prior
                                                   to July 2000, he was Vice
Age 52                                             President for First Data
                                                   Investor Services, an
                                                   investment company
                                                   service provider.
---------------------------------------------------------------------------------------------------------------------
Eric E. Miller          Secretary    Since         Mr. Miller is Senior Vice                        82  None
                                     December      President, Chief Counsel for
Gartmore Global                      2002          GGI*, GMF* and GSA*.
Investments, Inc.                                  From July 2000 to August
1200 River Road                                    2002, he was a Partner with
Conshohocken, PA 19428                             Stradley Ronon Stevens &
                                                   Young, LLP. Prior to July
Age 49                                             2000, he was Senior Vice
                                                   President and Deputy
                                                   General Counsel of
                                                   Delaware Investments.
---------------------------------------------------------------------------------------------------------------------

1 The term of office length is until a director resigns or reaches a mandatory retirement age of 70. The Trust adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy.
2 Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (3) any company subject to the requirements of
     Section  15(d)  of  the  Exchange  Act.
3 Mr. Wetmore serves as an independent member, and Mr. Hondros serves as a member, of the Administrative Committee for various hedge funds managed by GSA.
* This position is held with an affiliated person or principal underwriter of the Funds.

--------------------------------------------------------------------------------
2003 ANNUAL REPORT 25

OFFICERS

Paul  J.  Hondros,  Chairman,  Chief  Principal  Officer
Eric  E.  Miller,  Secretary
James  Bernstein,  Assistant  Secretary
Elizabeth A. Davin, Assistant Secretary Michael A. Krulikowski, Assistant Secretary
Angela R. Jett, Assistant Secretary Alaina V. Metz, Assistant Secretary Zita A. Resurreccion, Assistant Secretary
Scott  Zoltowski,  Assistant  Secretary
Gerald  J.  Holland,  Treasurer  and  Chief  Principal  Officer
William  J.  Baltrus,  Assistant  Treasurer
Joseph A. Finelli, Assistant Treasurer Bryan C. Haft, Assistant Treasurer Michael D. Leonard, Assistant Treasurer
Brian  J.  O'Neill,  Assistant  Treasurer  Mary  L.  Vitale, Assistant Treasurer

INVESTMENT  ADVISERS

GARTMORE  MUTUAL  FUND  CAPITAL  TRUST
1200  River  Road,  Suite  1000  Conshohocken,  Pennsylvania  19428

TRANSFER  AGENT

GARTMORE  INVESTORS  SERVICES,  INC.
P.O.  Box  1492
Columbus,  Ohio  43216-1492

CUSTODIAN

J.P.  MORGAN  CHASE  BANK
270  Park  Avenue  New  York,  NY  10017

LEGAL  COUNSEL

STRADLEY  RONON  STEVENS  &  YOUNG,  LLP
2600  One  Commerce  Square
Philadelphia,  Pennsylvania  19103-7098

INDEPENDENT  AUDITOR

PRICEWATERHOUSECOOPERS  LLP
Two  Commerce  Square
2001  Market  Street,  Suite  1700  Philadelphia,  PA  19103

DISTRIBUTOR

GARTMORE  DISTRIBUTION  SERVICES,  INC.
1200  River  Road,  Suite  1000  Conshohocken,  PA  19428

Gartmore Global Investments is the investment adviser to Gartmore Funds. "Look Beyond." is a service mark of Gartmore Global Investments, Inc. Nationwide is a registered service mark of Nationwide Mutual Insurance Company. Securities offered through GARTMORE DISTRIBUTION SERVICES, INC., Member NASD.

This report is provided for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

1200  River  Road,  Suite  1000
Conshohocken,  PA  19428
888-223-2116

WWW.GARTMOREFUNDS.COM

Gartmore  Funds  Shareholder  Services:
800-848-0920

GG-0198  8/03


ITEM  2.  CODE  OF  ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so. ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

ITEM  3.  AUDIT  COMMITTEE  FINANCIAL  EXPERT.

(a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

          (i) Has at least one audit committee financial expert serving on its audit committee; or

          (ii) Does not have an audit committee financial expert serving on its audit committee.

     (2)  If  the  registrant  provides  the  disclosure  required  by paragraph
          (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

          (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

          (ii) Be an "interested person" of the investment company as defined in
               Section  2(a)(19)  of  the  Act  (15  U.S.C.  80a-  2(a)(19)).

     (3)  If  the  registrant  provides  the  disclosure  required  by paragraph
          (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

ITEM  4.  PRINCIPAL  ACCOUNTANT  FEES  AND  SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     (2)  Disclose  the  percentage  of services described in each of paragraphs
          (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER DECEMBER 15, 2003.

ITEMS  5-6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities. NOT APPLICABLE.

ITEM  8.  [RESERVED]

ITEM  9.  CONTROLS  AND  PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

     IN THE OPINION OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER, BASED ON THEIR EVALUATION, THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE (I) THAT MATERIAL INFORMATION RELATING TO THE REGISTRANT, INCLUDING ITS CONSOLIDATED SUBSIDIARIES, IS MADE KNOWN TO THEM BY OTHERS WITHIN THOSE ENTITIES, PARTICULARLY DURING THE PERIOD IN WHICH THIS REPORT IS BEING PREPARED; AND (II) THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE
     REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     THERE WAS NO CHANGE IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL
     HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAS MATERIALLY AFFECTED OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM  10.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO
          SECTION  302  OF  THE  SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940. CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: GARTMORE MUTUAL FUNDS

By     /s/ GERALD J. HOLLAND
Name:      Gerald J. Holland
Title:     Treasurer

Date: 9/8/03

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By     /s/ PAUL J. HONDROS
Name:      Paul J. Hondros
Title:     President & Chairman of the Board

Date: 9/8/03

By     /s/ GERALD J. HOLLAND
Name:      Gerald J. Holland
Title:     Treasurer

Date: 9/8/03